UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

March 31, 2014

MFS® INTERNATIONAL NEW DISCOVERY FUND

MIO-SEM

MFS® INTERNATIONAL NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The pace of U.S. economic growth slowed early in 2014, largely because of harsh winter weather. However, the U.S. labor market, consumer confidence and other economic data have all pointed to recovery. The U.S. Federal Reserve’s steady, gradual removal of its bond-buying stimulus, after initially causing concern, is providing some consistency, which can inspire consumer and investor confidence.

Global economic uncertainty and geopolitical tensions have added to market volatility. The eurozone, however, is making progress in its economic recovery. Japan’s progress in its battle to end deflation is expected to experience a temporary setback on the heels of the country’s sales tax increase, introduced in April.

The world’s largest economic concern remains the slowdown in China’s pace of growth as it shifts toward a more consumer-oriented economy. Any reduction in China’s economic growth rate is likely to have a ripple effect on its many trading partners.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

May 13, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bunzl PLC	3.2%
Croda International PLC	2.1%
Bellway PLC	1.5%
Amadeus Holdings AG	1.4%
OBIC Co. Ltd.	1.1%
NEXT PLC	1.1%
Christian Dior S.A.	1.0%
Sonova Holding AG	1.0%
Schroders PLC	1.0%
Jyske Bank	1.0%

Equity sectors
Financial Services	17.2%
Special Products & Services	15.0%
Retailing	8.7%
Industrial Goods & Services	7.7%
Basic Materials	7.5%
Technology	7.4%
Health Care	7.0%
Consumer Staples	6.5%
Leisure	5.6%
Autos & Housing	4.8%
Transportation	3.2%
Energy	3.1%
Utilities & Communications	2.6%

Issuer country weightings (x)
United Kingdom	28.5%
Japan	14.0%
Germany	6.4%
France	5.3%
United States	4.4%
Brazil	4.1%
Denmark	3.5%
Hong Kong	3.0%
Switzerland	2.9%
Other Countries	27.9%

Currency exposure weightings (y)
British Pound Sterling	28.5%
Euro	17.0%
Japanese Yen	14.0%
United States Dollar	5.6%
Hong Kong Dollar	4.1%
Brazilian Real	4.1%
Danish Krone	3.5%
Swiss Franc	2.9%
Canadian Dollar	2.8%
Other Currencies	17.5%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Percentages are based on net assets as of 3/31/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2013 through March 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2013 through March 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/13	Ending Account Value 3/31/14	Expenses Paid During Period (p) 10/01/13-3/31/14
A	Actual	1.35%	$1,000.00	$1,052.16	$6.91
	Hypothetical (h)	1.35%	$1,000.00	$1,018.20	$6.79
B	Actual	2.10%	$1,000.00	$1,048.18	$10.72
	Hypothetical (h)	2.10%	$1,000.00	$1,014.46	$10.55
C	Actual	2.10%	$1,000.00	$1,048.26	$10.72
	Hypothetical (h)	2.10%	$1,000.00	$1,014.46	$10.55
I	Actual	1.10%	$1,000.00	$1,053.10	$5.63
	Hypothetical (h)	1.10%	$1,000.00	$1,019.45	$5.54
R1	Actual	2.10%	$1,000.00	$1,048.01	$10.72
	Hypothetical (h)	2.10%	$1,000.00	$1,014.46	$10.55
R2	Actual	1.60%	$1,000.00	$1,050.46	$8.18
	Hypothetical (h)	1.60%	$1,000.00	$1,016.95	$8.05
R3	Actual	1.35%	$1,000.00	$1,051.75	$6.91
	Hypothetical (h)	1.35%	$1,000.00	$1,018.20	$6.79
R4	Actual	1.10%	$1,000.00	$1,053.31	$5.63
	Hypothetical (h)	1.10%	$1,000.00	$1,019.45	$5.54
R5	Actual	0.99%	$1,000.00	$1,053.66	$5.07
	Hypothetical (h)	0.99%	$1,000.00	$1,020.00	$4.99
529A	Actual	1.34%	$1,000.00	$1,051.77	$6.85
	Hypothetical (h)	1.34%	$1,000.00	$1,018.25	$6.74
529B	Actual	2.13%	$1,000.00	$1,047.77	$10.87
	Hypothetical (h)	2.13%	$1,000.00	$1,014.31	$10.70
529C	Actual	2.14%	$1,000.00	$1,047.64	$10.92
	Hypothetical (h)	2.14%	$1,000.00	$1,014.26	$10.75

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.05% and 0.02%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.3%
Issuer	Shares/Par	Value ($)

Aerospace - 1.0%
Cobham PLC	2,610,209	$13,011,310
Meggitt PLC	2,361,020	18,889,701
MTU Aero Engines AG	155,880	14,486,906
Saab AB, “B”	199,440	6,088,924

		$52,476,841
Airlines - 1.6%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	1,183,130	$9,819,979
Copa Holdings S.A., “A”	89,981	13,064,341
Koninklijke Vopak N.V.	230,324	12,860,406
Stagecoach Group PLC	6,988,526	45,986,185

		$81,730,911
Alcoholic Beverages - 0.5%
Carlsberg Group	147,199	$14,640,180
Davide Campari-Milano S.p.A.	1,242,119	10,181,671

		$24,821,851
Apparel Manufacturers - 2.3%
Burberry Group PLC	506,753	$11,785,424
Christian Dior S.A.	263,947	50,816,815
Cia. Hering S.A.	838,300	10,115,758
Gerry Weber International AG	380,243	18,800,681
Li & Fung Ltd.	4,225,138	6,242,517
Stella International Holdings Ltd.	7,507,591	17,964,403

		$115,725,598
Automotive - 2.5%
D’Ieteren S.A.	261,869	$12,276,793
Exide Industries Ltd.	8,502,893	17,248,533
Ford Otomotiv Sanayi S.A.	290,456	2,966,053
GKN PLC	2,397,446	15,599,909
Guangzhou Automobile Group Co. Ltd., “H”	25,307,750	26,591,654
Koito Manufacturing Co. Ltd.	550,000	9,309,209
Motherson Sumi Systems Ltd.	3,263,216	13,963,160
Takata Corp.	438,900	11,030,437
Tofas Turk Otomobil Fabriikasi A.S.	595,860	3,383,511
USS Co. Ltd.	1,161,900	16,311,516

		$128,680,775

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Biotechnology - 0.2%
Abcam PLC	550,379	$3,569,325
Lonza Group AG	57,685	5,882,363

		$9,451,688
Broadcasting - 1.1%
Havas S.A.	2,199,204	$16,463,571
Nippon Television Holdings, Inc.	610,800	9,977,317
Proto Corp.	568,700	7,906,646
Rightmove PLC	475,113	20,895,192

		$55,242,726
Brokerage & Asset Managers - 5.3%
Aberdeen Asset Management PLC	6,970,788	$45,358,125
Bolsa Mexicana de Valores S.A. de C.V.	5,397,996	10,646,731
CETIP S.A. Mercados Organizados	1,066,157	12,921,691
Computershare Ltd.	2,134,790	23,955,630
Daiwa Securities Group, Inc.	2,388,000	20,776,283
Hargreaves Lansdown PLC	1,131,583	27,505,441
ICAP PLC	1,982,375	12,479,364
IG Group Holdings PLC	2,141,489	22,402,900
Osaka Securities Exchange Co. Ltd.	250,200	6,103,799
Rathbone Brothers PLC	947,957	28,668,211
Schroders PLC	1,156,966	50,111,155
Yuanta Financial Holding Co. Ltd.	25,371,360	12,788,782

		$273,718,112
Business Services - 12.0%
Amadeus Fire AG	183,730	$16,072,843
Amadeus Holdings AG	1,729,808	71,849,560
Brenntag AG	168,681	31,290,422
Brunel International N.V.	147,909	10,367,657
Bunzl PLC	6,163,489	163,996,350
Cabcharge Australia Ltd. (l)	2,412,838	9,062,547
Capgemini	157,646	11,934,097
Capita PLC	1,705,503	31,162,889
Cognizant Technology Solutions Corp., “A” (a)	446,266	22,585,522
Compass Group PLC	2,574,950	39,279,375
CTS Eventim AG	135,447	9,031,370
DKSH Holding Ltd.	50,944	4,051,087
Edenred	303,993	9,538,078
Electrocomponents PLC	1,448,122	6,832,289
Intertek Group PLC	632,964	32,417,155
LPS Brasil - Consultoria de Imoveis S.A.	1,362,800	7,747,959
LSL Property Services PLC	2,219,605	16,087,552

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
MITIE Group PLC	1,841,882	$9,995,107
Nomura Research Institute Ltd.	741,800	23,429,424
Premier Farnell PLC	2,240,743	8,737,696
Serco Group PLC	3,846,675	26,998,663
Sodexo	371,989	39,014,390
Travis Perkins PLC	386,837	12,156,653
Wolseley PLC	75,502	4,293,533

		$617,932,218
Cable TV - 2.0%
Astro Malaysia Holdings Berhad	34,486,259	$33,794,527
Eutelsat Communications	534,604	18,154,656
SES	490,340	18,309,886
Ziggo N.V.	738,569	32,814,039

		$103,073,108
Chemicals - 0.3%
Victrex PLC	478,278	$16,018,986

Computer Software - 1.8%
AVEVA Group PLC	147,785	$5,159,192
Dassault Systemes S.A.	87,342	10,232,583
OBIC Business Consultants Co. Ltd.	286,400	9,670,145
OBIC Co. Ltd.	1,853,600	58,545,134
Totvs S.A.	670,100	10,513,689

		$94,120,743
Computer Software - Systems - 1.8%
Asustek Computer, Inc.	1,844,000	$18,256,826
Brother Industries Ltd.	1,293,000	18,076,820
Konica Minolta, Inc.	1,593,500	14,867,418
Linx S.A.	421,700	8,290,893
NICE Systems Ltd.	413,463	18,316,855
Venture Corp. Ltd.	2,177,000	12,910,740

		$90,719,552
Conglomerates - 0.9%
DCC PLC	470,603	$25,576,844
First Pacific Co. Ltd.	11,719,150	11,648,894
Smiths Group PLC	335,505	7,114,769

		$44,340,507
Construction - 2.2%
Bellway PLC	2,694,534	$74,570,392
Geberit AG	94,956	31,095,257

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - continued
Semen Indonesia Persero Tbk PT	5,152,720	$7,234,446

		$112,900,095
Consumer Products - 2.6%
Beiersdorf AG	267,000	$26,042,545
Dabur India Ltd.	7,147,854	21,501,310
Henkel KGaA, IPS	264,562	28,472,696
Kimberly-Clark de Mexico S.A. de C.V., “A”	3,253,524	8,712,282
Milbon Co. Ltd.	241,596	8,040,326
PZ Cussons	531,867	3,122,965
Shiseido Co. Ltd.	222,500	3,914,741
Societe BIC S.A.	49,516	6,504,369
Uni-Charm Corp.	468,500	25,023,887

		$131,335,121
Consumer Services - 2.1%
Abril Educacao S.A., IEU (a)	516,890	$6,332,985
Anhanguera Educacional Participacoes S.A.	2,555,700	15,768,973
Dignity PLC	1,700,539	41,590,236
Estacio Participacoes S.A.	1,736,620	17,496,313
Kakaku.com, Inc.	289,200	4,704,421
Kroton Educacional S.A.	799,610	17,585,077
Rakuten	436,800	5,827,386

		$109,305,391
Containers - 0.7%
Mayr-Melnhof Karton AG	127,604	$15,962,063
Viscofan S.A.	366,636	19,175,973

		$35,138,036
Electrical Equipment - 1.9%
Domino Printing Sciences PLC	1,206,483	$15,819,567
IMI PLC	595,477	14,474,287
Kaba Holding AG	4,278	2,042,097
Keyence Corp.	15,500	6,392,821
Legrand S.A.	238,002	14,785,904
OMRON Corp.	103,621	4,276,757
Pfeiffer Vacuum Technology AG	69,906	8,539,453
Sensata Technologies Holding B.V. (a)	107,328	4,576,466
Spectris PLC	750,418	28,999,556

		$99,906,908
Electronics - 2.8%
Advantech Co. Ltd.	2,475,787	$16,056,742
ASM International N.V.	352,065	14,131,126

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Chroma Ate, Inc.	8,414,000	$20,059,319
Halma PLC	1,384,817	13,298,098
Hirose Electric Co. Ltd.	79,708	10,950,535
Infineon Technologies AG	1,431,553	17,083,014
Seoul Semiconductor Co. Ltd.	515,028	21,918,144
Siliconware Precision Industries Co.	15,848,000	21,076,890
Stanley Electric Co. Ltd.	471,231	10,459,625

		$145,033,493
Energy - Independent - 1.4%
Cairn Energy PLC (a)	1,719,978	$4,785,793
Canadian Oil Sands Ltd.	684,710	14,363,116
Gran Tierra Energy, Inc. (a)	3,385,220	25,415,944
Japan Petroleum Exploration Co. Ltd.	313,200	10,423,311
MEG Energy Corp. (a)	438,942	14,833,897

		$69,822,061
Engineering - Construction - 1.5%
JGC Corp.	1,103,000	$38,364,288
Mills Estruturas e Servicos de Engenharia S.A.	1,220,500	15,061,260
Outotec Oyj (l)	428,741	4,748,867
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	1,226,360	16,539,962
Toshiba Plant Kensetsu Co. Ltd.	291,000	4,336,172

		$79,050,549
Food & Beverages - 3.1%
Arca Continental S.A.B de C.V.	1,281,818	$7,656,250
Booker Group PLC	7,942,950	21,862,689
Britvic PLC	833,189	10,306,759
Calbee, Inc.	306,800	7,220,047
Chr. Hansen Holding A.S.	429,346	17,033,296
Coca-Cola HBC AG	320,235	7,976,164
Kerry Group PLC	292,910	22,359,457
M. Dias Branco S.A. Industria e Comercio de Alimentos	374,300	15,077,576
P/f Bakkafrost	794,729	13,139,746
Shenguan Holdings Group Ltd.	48,263,505	20,035,904
Tate & Lyle PLC	488,682	5,438,164
Want Want China Holdings Ltd.	7,185,146	10,727,002

		$158,833,054
Food & Drug Stores - 2.1%
Alimentation Couche-Tard, Inc.	271,047	$21,921,585
Cosmos Pharmaceutical Corp.	108,000	12,619,096
Dairy Farm International Holdings Ltd.	1,655,709	16,126,606

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - continued
E-Mart Co. Ltd.	40,821	$9,357,249
FamilyMart Co. Ltd.	130,000	5,711,864
Lawson, Inc.	303,700	21,479,533
Sundrug Co. Ltd.	280,100	12,795,345
Welcia Holdings Co. Ltd.	32,900	1,851,950
Wumart Stores, Inc.	5,319,514	5,184,752

		$107,047,980
Forest & Paper Products - 0.2%
Fibria Celulose S.A. (a)	861,000	$9,573,834

Furniture & Appliances - 0.1%
SEB S.A.	39,266	$3,388,499

Gaming & Lodging - 0.9%
Ladbrokes PLC	1,528,474	$3,440,064
Minor International Public Co. Ltd.	5,990,359	4,579,559
Paddy Power PLC	161,279	12,842,352
Shangri-La Asia Ltd.	9,386,495	15,368,850
William Hill PLC	1,783,087	10,136,816

		$46,367,641
General Merchandise - 1.6%
Dollarama, Inc.	574,277	$43,749,985
Mitra Adiperkasa Tbk.	16,240,692	8,935,240
Poundland Group PLC (a)	1,324,210	8,389,095
Seria Co. Ltd.	108,300	4,013,443
Woolworths Holdings Ltd.	2,281,249	15,900,271

		$80,988,034
Health Maintenance Organizations - 0.6%
Odontoprev S.A.	4,081,100	$16,223,677
Qualicorp S.A. (a)	1,276,200	12,908,237

		$29,131,914
Insurance - 3.7%
Admiral Group PLC	354,924	$8,449,641
Amlin PLC	2,552,151	20,606,086
Austbrokers Holdings Ltd.	844,686	8,068,626
Brasil Insurance Paticipaco e Administracao S.A.	1,536,800	7,728,025
Catlin Group Ltd.	3,478,177	31,196,698
Hiscox Ltd.	4,010,417	45,598,292
Insurance Australia Group Ltd.	1,910,475	9,868,784
Jardine Lloyd Thompson Group PLC	1,478,438	26,225,237

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Samsung Fire & Marine Insurance Co. Ltd.	40,976	$9,219,552
Sony Financial Holdings, Inc.	653,000	10,691,954
Storebrand A.S.A. (a)	1,722,818	9,940,773

		$187,593,668
Internet - 0.2%
51job, Inc., ADR (a)	168,110	$11,977,838

Leisure & Toys - 0.1%
Shimano, Inc.	57,700	$5,797,113

Machinery & Tools - 2.9%
Aalberts Industries N.V.	242,140	$8,439,680
Burckhardt Compression Holding AG	33,597	17,481,613
ElringKlinger AG	270,538	10,663,138
Faiveley S.A.	35,347	2,564,808
Finning International, Inc.	386,833	10,952,395
GEA Group AG	862,720	39,435,300
GLORY Ltd.	95,200	2,609,318
Neopost S.A.	167,887	13,257,516
Rotork PLC	213,210	9,408,842
Spirax-Sarco Engineering PLC	288,928	13,920,734
T.K. Corp. (a)	850,766	15,785,261
Thermax Ltd.	476,970	5,975,452

		$150,494,057
Medical & Health Technology & Services - 1.0%
Hogy Medical Co. Ltd.	51,200	$2,619,154
Kobayashi Pharmaceutical Co. Ltd.	401,300	23,133,605
Miraca Holdings, Inc.	630,400	27,606,530

		$53,359,289
Medical Equipment - 3.4%
Ansell Ltd.	1,323,372	$22,594,504
Fisher & Paykel Healthcare Corp. Ltd.	8,307,531	30,641,183
Nakanishi, Inc.	466,000	14,876,423
Nihon Kohden Corp.	260,800	10,397,636
ResMed, Inc. (l)	2,865,570	12,623,265
Smith & Nephew PLC	846,063	12,821,571
Sonova Holding AG	346,486	50,637,397
Sysmex Corp.	181,600	5,788,538
Top Glove Corp.	8,069,577	12,232,248
William Demant Holdings A/S (a)	21,298	1,821,944

		$174,434,709

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 0.8%
Iluka Resources Ltd.	2,144,836	$19,712,187
MOIL Ltd.	5,264,681	22,165,918

		$41,878,105
Network & Telecom - 0.7%
VTech Holdings Ltd.	2,857,844	$36,733,971

Oil Services - 1.7%
AMEC PLC	954,855	$17,860,966
Fugro N.V.	176,598	10,859,260
John Wood Group PLC	955,796	12,221,802
Petroleum Geo-Services A.S.A	239,848	2,920,091
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	91,563	10,706,913
Technip	215,380	22,227,165
WorleyParsons Ltd.	841,730	11,818,592

		$88,614,789
Other Banks & Diversified Financials - 5.4%
Aeon Financial Service Co. Ltd. (l)	730,200	$16,462,485
Aeon Thana Sinsap (Thailand) PLC, NVDR	2,917,300	7,868,796
Aeon Thana Sinsap (Thailand) PLC, NVDR	1,200	3,237
BDO Unibank, Inc.	10,088,490	19,121,901
Canadian Western Bank	361,061	12,152,944
Chiba Bank Ltd.	2,538,451	15,641,669
Credicorp Ltd.	211,464	29,165,115
E.Sun Financial Holding Co. Ltd.	34,215,000	20,617,199
Federal Bank Ltd.	14,223,575	22,803,923
Julius Baer Group Ltd.	175,283	7,778,239
Jyske Bank (a)	909,428	49,974,196
Public Bank Berhad	2,503,377	14,718,983
Shizuoka Bank Ltd.	1,025,000	10,000,242
Sydbank A/S (a)	1,301,137	33,300,618
Wing Hang Bank	1,361,660	21,592,752

		$281,202,299
Pharmaceuticals - 1.8%
Genomma Lab Internacional S.A., “B” (a)	4,536,891	$11,665,844
Hisamitsu Pharmaceutical Co., Inc.	97,000	4,384,101
KYORIN Holdings Ltd.	154,000	2,940,793
Santen Pharmaceutical Co. Ltd.	570,600	25,319,459
Tsumura & Co.	513,000	12,326,115
Virbac SA	153,803	34,325,646

		$90,961,958

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pollution Control - 0.2%
Daiseki Co. Ltd.	686,500	$11,839,074

Railroad & Shipping - 0.2%
Precious Shipping Public Co. Ltd.	9,349,818	$8,142,181

Real Estate - 2.8%
Ascendas India Trust, REIT	33,778,000	$20,676,572
Brasil Brokers Participacoes S.A.	3,080,000	6,922,874
Concentradora Fibra Danhos S.A. de C.V., REIT	5,101,100	10,389,357
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	7,558,800	12,760,595
Deutsche Wohnen AG (a)	624,005	13,032,453
Deutsche Wohnen AG	562,394	12,055,609
Foxtons Group PLC (a)	2,017,570	12,092,112
IGB Trust, REIT	17,393,700	6,072,215
LEG Immobilien AG (a)	179,700	11,786,508
Macquarie Mexico Real Estate S.A. de C.V., REIT	5,119,865	9,600,115
Midland Holdings Ltd. (a)(h)	42,823,351	22,856,788
TAG Immobilien AG	237,520	2,944,975

		$141,190,173
Restaurants - 1.6%
Ajisen (China) Holdings Ltd.	13,082,037	$11,806,132
Domino’s Pizza UK & IRL PLC	3,026,842	27,829,791
Whitbread PLC	576,043	39,969,770

		$79,605,693
Specialty Chemicals - 5.5%
Air Water, Inc.	376,000	$5,202,035
Croda International PLC	2,585,770	109,754,658
Elementis PLC	3,641,079	17,391,194
Filtrona PLC	890,916	12,959,160
Fuchs Petrolub SE, IPS	245,720	24,650,747
Japan Pure Chemical Co. Ltd.	41,700	924,377
Kansai Paint Co. Ltd.	1,037,000	14,819,309
Marine Harvest A.S.A	1,252,087	14,177,411
Sika AG	7,849	32,104,501
SK KAKEN Co. Ltd.	58,000	3,950,395
Symrise AG	885,210	44,219,417
Tikkurila Oyj	145,978	3,438,923

		$283,592,127
Specialty Stores - 2.8%
ABC-Mart, Inc.	362,200	$15,721,126
Cj O Shopping Co. Ltd.	41,848	14,322,163

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - continued
Delticom AG	42,431	$2,077,493
Esprit Holdings Ltd.	3,456,199	5,748,078
Hyundai Home Shopping Network Corp.	55,428	8,149,262
MonotaRO Co. Ltd. (l)	740,500	18,811,132
NEXT PLC	520,719	57,295,700
Nitori Co. Ltd.	174,900	7,582,982
Point, Inc.	55,910	1,394,297
Shimamura Co. Ltd.	52,800	4,568,173
Super Retail Group Ltd.	929,400	9,515,658

		$145,186,064
Telecommunications - Wireless - 0.7%
Turkcell Iletisim Hizmetleri AS (a)	6,564,910	$36,664,334

Telephone Services - 1.0%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,073,425	$10,816,356
PT XL Axiata Tbk	41,911,387	16,286,561
TDC A.S.	2,666,167	24,647,784

		$51,750,701
Tobacco - 0.4%
Swedish Match AB	581,683	$19,008,074

Trucking - 1.4%
DSV A.S.	1,132,621	$36,553,353
Kintetsu World Express, Inc.	185,300	8,231,367
Yamato Holdings Co. Ltd.	1,291,500	27,828,281

		$72,613,001
Utilities - Electric Power - 0.9%
Alupar Investimento S.A., IEU (a)	1,151,100	$9,096,176
Energias do Brasil S.A.	2,184,300	9,915,509
Glow Energy PLC	11,338,300	26,563,218

		$45,574,903
Total Common Stocks (Identified Cost, $3,685,898,434)		$4,944,090,347

Collateral for Securities Loaned - 0.4%
JPMorgan Prime Money Market Fund, 0.06%, at Cost and Net Asset Value (j)	21,813,675	$21,813,675

15

Portfolio of Investments (unaudited) – continued

Money Market Funds - 3.5%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	178,578,420	$178,578,420
Total Investments (Identified Cost, $3,886,290,529)		$5,144,482,442

Other Assets, Less Liabilities - (0.2)%		(12,959,491)
Net Assets - 100.0%		$5,131,522,951

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $3,687,691,412)	$4,943,047,234
Underlying affiliated funds, at cost and value	178,578,420
Other affiliated issuers, at value (identified cost, $20,020,697)	22,856,788
Total investments, at value, including $20,768,465 of securities on loan (identified cost, $3,886,290,529)	$5,144,482,442
Cash	263,959
Receivables for
Investments sold	5,713,955
Fund shares sold	49,237,768
Interest and dividends	16,135,375
Other assets	22,542
Total assets	$5,215,856,041
Liabilities
Payables for
Investments purchased	$4,051,604
Fund shares reacquired	50,839,108
Collateral for securities loaned, at value	21,813,675
Payable to affiliates
Investment adviser	513,787
Shareholder servicing costs	3,454,421
Distribution and service fees	75,994
Program manager fees	49
Payable for independent Trustees’ compensation	6,456
Deferred country tax expense payable	3,084,231
Accrued expenses and other liabilities	493,765
Total liabilities	$84,333,090
Net assets	$5,131,522,951
Net assets consist of
Paid-in capital	$4,137,139,772
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $3,084,231 deferred country tax)	1,256,323,002
Accumulated net realized gain (loss) on investments and foreign currency	(271,052,130)
Undistributed net investment income	9,112,307
Net assets	$5,131,522,951
Shares of beneficial interest outstanding	177,898,362

17

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,686,245,551	59,110,037	$28.53
Class B	28,732,850	1,039,725	27.64
Class C	194,712,099	7,140,758	27.27
Class I	1,801,657,003	61,449,994	29.32
Class R1	8,219,434	309,854	26.53
Class R2	82,440,241	2,965,582	27.80
Class R3	160,709,635	5,674,193	28.32
Class R4	359,621,211	12,608,295	28.52
Class R5	800,196,178	27,274,773	29.34
Class 529A	6,421,752	228,347	28.12
Class 529B	681,913	25,637	26.60
Class 529C	1,885,084	71,167	26.49

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $30.27 [100 / 94.25 x $28.53] and $29.84 [100 / 94.25 x $28.12], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$41,260,813
Interest	180,178
Dividends from underlying affiliated funds	84,905
Foreign taxes withheld	(2,019,416)
Total investment income	$39,506,480
Expenses
Management fee	$22,676,236
Distribution and service fees	3,584,288
Program manager fees	4,336
Shareholder servicing costs	2,496,280
Administrative services fee	235,846
Independent Trustees’ compensation	25,313
Custodian fee	655,081
Shareholder communications	147,191
Audit and tax fees	39,810
Legal fees	19,869
Miscellaneous	164,254
Total expenses	$30,048,504
Fees paid indirectly	(88)
Reduction of expenses by investment adviser and distributor	(82,976)
Net expenses	$29,965,440
Net investment income	$9,541,040
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis) Investments (net of $73,818 country tax)	$21,088,998
Foreign currency	(332,273)
Net realized gain (loss) on investments and foreign currency	$20,756,725
Change in unrealized appreciation (depreciation)
Investments (net of $1,922,852 increase in deferred country tax)	$221,800,895
Translation of assets and liabilities in foreign currencies	(130,729)
Net unrealized gain (loss) on investments and foreign currency translation	$221,670,166
Net realized and unrealized gain (loss) on investments and foreign currency	$242,426,891
Change in net assets from operations	$251,967,931

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/14 (unaudited)	Year ended 9/30/13
From operations
Net investment income	$9,541,040	$46,084,221
Net realized gain (loss) on investments and foreign currency	20,756,725	144,163,804
Net unrealized gain (loss) on investments and foreign currency translation	221,670,166	504,038,518
Change in net assets from operations	$251,967,931	$694,286,543
Distributions declared to shareholders
From net investment income	$(56,530,561)	$(40,380,082)
Change in net assets from fund share transactions	$298,130,979	$634,512,606
Total change in net assets	$493,568,349	$1,288,419,067
Net assets
At beginning of period	4,637,954,602	3,349,535,535
At end of period (including undistributed net investment income of $9,112,307 and $56,101,828, respectively)	$5,131,522,951	$4,637,954,602

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$27.41		$23.23	$18.94	$20.24	$17.43	$17.39
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.27	$0.25	$0.24	$0.21	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	1.38		4.17	4.28	(1.34)	2.80	1.05
Total from investment operations	$1.42		$4.44	$4.53	$(1.10)	$3.01	$1.25
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.26)	$(0.24)	$(0.20)	$(0.20)	$(0.26)
From net realized gain on investments	—		—	—	—	—	(0.95)
Total distributions declared to shareholders	$(0.30)		$(0.26)	$(0.24)	$(0.20)	$(0.20)	$(1.21)
Net asset value, end of period (x)	$28.53		$27.41	$23.23	$18.94	$20.24	$17.43
Total return (%) (r)(s)(t)(x)	5.22	(n)	19.29	24.13	(5.53)	17.43	9.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.39	1.41	1.43	1.44	1.54
Expenses after expense reductions (f)	1.35	(a)	1.39	1.41	1.42	1.44	1.52
Net investment income	0.27	(a)(l)	1.07	1.19	1.12	1.14	1.48
Portfolio turnover	8	(n)	15	21	44	34	42
Net assets at end of period (000 omitted)	$1,686,246		$1,581,384	$1,309,494	$1,199,483	$1,359,614	$1,253,375

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$26.40		$22.34	$18.15	$19.38	$16.70	$16.66
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.04	$0.07	$0.07	$0.06	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.34		4.06	4.14	(1.27)	2.70	1.02
Total from investment operations	$1.27		$4.10	$4.21	$(1.20)	$2.76	$1.11
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.04)	$(0.02)	$(0.03)	$(0.08)	$(0.12)
From net realized gain on investments	—		—	—	—	—	(0.95)
Total distributions declared to shareholders	$(0.03)		$(0.04)	$(0.02)	$(0.03)	$(0.08)	$(1.07)
Net asset value, end of period (x)	$27.64		$26.40	$22.34	$18.15	$19.38	$16.70
Total return (%) (r)(s)(t)(x)	4.82(	n)	18.39	23.21	(6.21)	16.59	9.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.14	2.16	2.17	2.19	2.26
Expenses after expense reductions (f)	2.10	(a)	2.13	2.16	2.17	2.19	2.26
Net investment income (loss)	(0.54)	(a)(l)	0.19	0.36	0.32	0.33	0.70
Portfolio turnover	8	(n)	15	21	44	34	42
Net assets at end of period (000 omitted)	$28,733		$33,509	$45,496	$57,379	$85,229	$101,608

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$26.14		$22.17	$18.06	$19.31	$16.66	$16.61
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.08	$0.09	$0.08	$0.07	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.32		3.99	4.08	(1.27)	2.68	1.01
Total from investment operations	$1.26		$4.07	$4.17	$(1.19)	$2.75	$1.10
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.10)	$(0.06)	$(0.06)	$(0.10)	$(0.10)
From net realized gain on investments	—		—	—	—	—	(0.95)
Total distributions declared to shareholders	$(0.13)		$(0.10)	$(0.06)	$(0.06)	$(0.10)	$(1.05)
Net asset value, end of period (x)	$27.27		$26.14	$22.17	$18.06	$19.31	$16.66
Total return (%) (r)(s)(t)(x)	4.83	(n)	18.41	23.17	(6.20)	16.57	9.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.14	2.16	2.18	2.19	2.26
Expenses after expense reductions (f)	2.10	(a)	2.14	2.16	2.17	2.19	2.26
Net investment income (loss)	(0.49	)(a)(l)	0.32	0.45	0.37	0.38	0.71
Portfolio turnover	8	(n)	15	21	44	34	42
Net assets at end of period (000 omitted)	$194,712		$184,560	$152,757	$142,778	$170,747	$166,342

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class I			2013	2012	2011	2010	2009

Net asset value, beginning of period	$28.20		$23.88	$19.48	$20.80	$17.90	$17.85
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.35	$0.33	$0.32	$0.27	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	1.41		4.29	4.37	(1.39)	2.87	1.09
Total from investment operations	$1.49		$4.64	$4.70	$(1.07)	$3.14	$1.32
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.32)	$(0.30)	$(0.25)	$(0.24)	$(0.32)
From net realized gain on investments	—		—	—	—	—	(0.95)
Total distributions declared to shareholders	$(0.37)		$(0.32)	$(0.30)	$(0.25)	$(0.24)	$(1.27)
Net asset value, end of period (x)	$29.32		$28.20	$23.88	$19.48	$20.80	$17.90
Total return (%) (r)(s)(x)	5.31	(n)	19.63	24.40	(5.27)	17.72	10.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.14	1.16	1.18	1.19	1.26
Expenses after expense reductions (f)	1.10	(a)	1.14	1.16	1.18	1.19	1.26
Net investment income	0.54	(a)(l)	1.34	1.52	1.42	1.42	1.66
Portfolio turnover	8	(n)	15	21	44	34	42
Net assets at end of period (000 omitted)	$1,801,657		$1,530,692	$968,523	$845,262	$774,647	$584,559

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R1			2013	2012	2011	2010	2009

Net asset value, beginning of period	$25.52		$21.64	$17.65	$18.89	$16.33	$16.37
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.17	$0.09	$0.07	$0.07	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.29		3.80	3.99	(1.24)	2.61	0.97
Total from investment operations	$1.22		$3.97	$4.08	$(1.17)	$2.68	$1.07
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.09)	$(0.09)	$(0.07)	$(0.12)	$(0.16)
From net realized gain on investments	—		—	—	—	—	(0.95)
Total distributions declared to shareholders	$(0.21)		$(0.09)	$(0.09)	$(0.07)	$(0.12)	$(1.11)
Net asset value, end of period (x)	$26.53		$25.52	$21.64	$17.65	$18.89	$16.33
Total return (%) (r)(s)(x)	4.80	(n)	18.43	23.20	(6.21)	16.51	9.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.15	2.16	2.18	2.19	2.25
Expenses after expense reductions (f)	2.10	(a)	2.15	2.16	2.18	2.19	2.25
Net investment income (loss)	(0.52	)(a)(l)	0.70	0.46	0.35	0.41	0.80
Portfolio turnover	8	(n)	15	21	44	34	42
Net assets at end of period (000 omitted)	$8,219		$8,642	$2,869	$2,560	$2,881	$2,476

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R2			2013	2012	2011	2010	2009

Net asset value, beginning of period	$26.72		$22.66	$18.47	$19.75	$17.02	$17.04
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.22	$0.20	$0.19	$0.16	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	1.34		4.06	4.17	(1.31)	2.74	1.00
Total from investment operations	$1.34		$4.28	$4.37	$(1.12)	$2.90	$1.17
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.22)	$(0.18)	$(0.16)	$(0.17)	$(0.24)
From net realized gain on investments	—		—	—	—	—	(0.95)
Total distributions declared to shareholders	$(0.26)		$(0.22)	$(0.18)	$(0.16)	$(0.17)	$(1.19)
Net asset value, end of period (x)	$27.80		$26.72	$22.66	$18.47	$19.75	$17.02
Total return (%) (r)(s)(x)	5.05	(n)	19.03	23.82	(5.76)	17.17	9.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.64	1.66	1.68	1.69	1.75
Expenses after expense reductions (f)	1.60	(a)	1.64	1.66	1.67	1.69	1.75
Net investment income	0.01	(a)(l)	0.89	0.99	0.91	0.89	1.27
Portfolio turnover	8	(n)	15	21	44	34	42
Net assets at end of period (000 omitted)	$82,440		$76,634	$48,637	$40,259	$42,679	$39,097

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R3			2013	2012	2011	2010	2009

Net asset value, beginning of period	$27.23		$23.09	$18.85	$20.16	$17.36	$17.34
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.29	$0.27	$0.32	$0.21	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	1.36		4.12	4.23	(1.42)	2.80	1.04
Total from investment operations	$1.40		$4.41	$4.50	$(1.10)	$3.01	$1.25
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.27)	$(0.26)	$(0.21)	$(0.21)	$(0.28)
From net realized gain on investments	—		—	—	—	—	(0.95)
Total distributions declared to shareholders	$(0.31)		$(0.27)	$(0.26)	$(0.21)	$(0.21)	$(1.23)
Net asset value, end of period (x)	$28.32		$27.23	$23.09	$18.85	$20.16	$17.36
Total return (%) (r)(s)(x)	5.18	(n)	19.29	24.15	(5.55)	17.48	9.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.39	1.41	1.44	1.44	1.50
Expenses after expense reductions (f)	1.35	(a)	1.39	1.41	1.44	1.44	1.50
Net investment income	0.26	(a)(l)	1.15	1.29	1.46	1.18	1.55
Portfolio turnover	8	(n)	15	21	44	34	42
Net assets at end of period (000 omitted)	$160,710		$144,977	$93,526	$57,720	$21,895	$15,821

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R4			2013	2012	2011	2010	2009

Net asset value, beginning of period	$27.43		$23.25	$18.97	$20.26	$17.44	$17.43
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.34	$0.34	$0.35	$0.29	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	1.38		4.16	4.24	(1.39)	2.77	1.01
Total from investment operations	$1.45		$4.50	$4.58	$(1.04)	$3.06	$1.28
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.32)	$(0.30)	$(0.25)	$(0.24)	$(0.32)
From net realized gain on investments	—		—	—	—	—	(0.95)
Total distributions declared to shareholders	$(0.36)		$(0.32)	$(0.30)	$(0.25)	$(0.24)	$(1.27)
Net asset value, end of period (x)	$28.52		$27.43	$23.25	$18.97	$20.26	$17.44
Total return (%) (r)(s)(x)	5.33	(n)	19.56	24.42	(5.26)	17.73	10.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.14	1.16	1.19	1.20	1.24
Expenses after expense reductions (f)	1.10	(a)	1.14	1.16	1.19	1.20	1.24
Net investment income	0.49	(a)(l)	1.36	1.60	1.61	1.56	1.96
Portfolio turnover	8	(n)	15	21	44	34	42
Net assets at end of period (000 omitted)	$359,621		$416,387	$282,570	$143,620	$50,050	$21,166

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R5			2013	2012 (i)

Net asset value, beginning of period	$28.22		$23.88	$21.12
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.38	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	1.42		4.28	2.64	(g)
Total from investment operations	$1.51		$4.66	$2.76
Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.32)	$—
Net asset value, end of period (x)	$29.34		$28.22	$23.88
Total return (%) (r)(s)(x)	5.40	(n)	19.74	13.07	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.02	1.05	(a)
Expenses after expense reductions (f)	0.99	(a)	1.02	1.05	(a)
Net investment income	0.64	(a)(l)	1.48	1.61	(a)
Portfolio turnover	8	(n)	15	21
Net assets at end of period (000 omitted)	$800,196		$652,771	$438,906

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class 529A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$27.03		$22.90	$18.68	$19.97	$17.21	$17.18
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.26	$0.25	$0.23	$0.20	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	1.35		4.12	4.20	(1.33)	2.75	1.03
Total from investment operations	$1.39		$4.38	$4.45	$(1.10)	$2.95	$1.22
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.25)	$(0.23)	$(0.19)	$(0.19)	$(0.24)
From net realized gain on investments	—		—	—	—	—	(0.95)
Total distributions declared to shareholders	$(0.30)		$(0.25)	$(0.23)	$(0.19)	$(0.19)	$(1.19)
Net asset value, end of period (x)	$28.12		$27.03	$22.90	$18.68	$19.97	$17.21
Total return (%) (r)(s)(t)(x)	5.18	(n)	19.32	24.03	(5.60)	17.29	9.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.49	1.51	1.53	1.54	1.63
Expenses after expense reductions (f)	1.34	(a)	1.40	1.46	1.51	1.54	1.63
Net investment income	0.28	(a)(l)	1.06	1.18	1.08	1.11	1.45
Portfolio turnover	8	(n)	15	21	44	34	42
Net assets at end of period (000 omitted)	$6,422		$5,740	$4,637	$3,788	$3,607	$2,648

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class 529B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$25.50		$21.62	$17.60	$18.84	$16.27	$16.32
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.06	$0.07	$0.05	$0.05	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.28		3.90	4.00	(1.23)	2.61	0.96
Total from investment operations	$1.21		$3.96	$4.07	$(1.18)	$2.66	$1.05
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.08)	$(0.05)	$(0.06)	$(0.09)	$(0.15)
From net realized gain on investments	—		—	—	—	—	(0.95)
Total distributions declared to shareholders	$(0.11)		$(0.08)	$(0.05)	$(0.06)	$(0.09)	$(1.10)
Net asset value, end of period (x)	$26.60		$25.50	$21.62	$17.60	$18.84	$16.27
Total return (%) (r)(s)(t)(x)	4.78	(n)	18.37	23.16	(6.31)	16.44	8.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	(a)	2.24	2.26	2.27	2.29	2.35
Expenses after expense reductions (f)	2.13	(a)	2.17	2.21	2.26	2.29	2.35
Net investment income (loss)	(0.56	)(a)(l)	0.27	0.35	0.25	0.28	0.73
Portfolio turnover	8	(n)	15	21	44	34	42
Net assets at end of period (000 omitted)	$682		$748	$627	$634	$834	$758

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class 529C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$25.41		$21.59	$17.63	$18.88	$16.32	$16.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.06	$0.10	$0.08	$0.06	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.28		3.89	3.96	(1.26)	2.61	0.97
Total from investment operations	$1.21		$3.95	$4.06	$(1.18)	$2.67	$1.07
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.13)	$(0.10)	$(0.07)	$(0.11)	$(0.13)
From net realized gain on investments	—		—	—	—	—	(0.95)
Total distributions declared to shareholders	$(0.13)		$(0.13)	$(0.10)	$(0.07)	$(0.11)	$(1.08)
Net asset value, end of period (x)	$26.49		$25.41	$21.59	$17.63	$18.88	$16.32
Total return (%) (r)(s)(t)(x)	4.76	(n)	18.38	23.12	(6.29)	16.45	9.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	(a)	2.24	2.26	2.28	2.29	2.34
Expenses after expense reductions (f)	2.14	(a)	2.19	2.21	2.26	2.29	2.34
Net investment income (loss)	(0.56	)(a)(l)	0.27	0.51	0.40	0.33	0.80
Portfolio turnover	8	(n)	15	21	44	34	42
Net assets at end of period (000 omitted)	$1,885		$1,913	$1,494	$1,026	$770	$717

See Notes to Financial Statements

32

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

33

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period, the fund adopted the disclosure provisions of the FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party

34

Notes to Financial Statements (unaudited) – continued

pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that

35

Notes to Financial Statements (unaudited) – continued

the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,461,902,202	$—	$—	$1,461,902,202
Japan	711,926,983	3,950,395	—	715,877,378
Germany	330,685,569	—	—	330,685,569
France	271,517,981	—	—	271,517,981
Brazil	209,280,505	—	—	209,280,505
Denmark	177,971,370	—	—	177,971,370
Hong Kong	132,690,106	21,592,752	—	154,282,858
Switzerland	151,072,554	—	—	151,072,554
Canada	143,389,867	—	—	143,389,867
Other Countries	1,265,304,097	62,805,966	—	1,328,110,063
Mutual Funds	200,392,095	—	—	200,392,095
Total Investments	$5,056,133,329	$88,349,113	$—	$5,144,482,442

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $49,064,154 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $837,138,925 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors,

36

Notes to Financial Statements (unaudited) – continued

on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $20,768,465 and a related liability of $21,813,675 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The liability for collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from

37

Notes to Financial Statements (unaudited) – continued

securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

38

Notes to Financial Statements (unaudited) – continued

asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and redemptions in-kind.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/13
Ordinary income (including any short-term capital gains)	$40,380,082

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/14
Cost of investments	$3,909,124,032
Gross appreciation	1,388,259,795
Gross depreciation	(152,901,385)
Net unrealized appreciation (depreciation)	$1,235,358,410

As of 9/30/13
Undistributed ordinary income	56,454,228
Capital loss carryforwards	(267,813,970)
Other temporary differences	(1,329,109)
Net unrealized appreciation (depreciation)	1,011,634,660

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after September 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of September 30, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

9/30/18	$(267,813,970)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are

39

Notes to Financial Statements (unaudited) – continued

declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/14	Year ended 9/30/13
Class A	$17,382,127	$14,369,907
Class B	37,531	77,374
Class C	904,534	649,081
Class I	20,620,255	13,545,285
Class R1	70,238	12,110
Class R2	767,979	483,056
Class R3	1,696,140	1,139,762
Class R4	5,187,185	4,118,307
Class R5	9,787,055	5,921,317
Class 529A	64,627	52,230
Class 529B	3,281	2,327
Class 529C	9,609	9,326
Total	$56,530,561	$40,380,082

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.975%
Next $4.5 billion of average daily net assets	0.925%
Average daily net assets in excess of $5 billion	0.850%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended March 31, 2014, this management fee reduction amounted to $63,181, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2014 was equivalent to an annual effective rate of 0.93% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $471,944 and $1,333 for the six months ended March 31, 2014, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively. The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of

40

Notes to Financial Statements (unaudited) – continued

certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,027,758
Class B	0.75%	0.25%	1.00%	1.00%	157,973
Class C	0.75%	0.25%	1.00%	1.00%	943,479
Class R1	0.75%	0.25%	1.00%	1.00%	42,037
Class R2	0.25%	0.25%	0.50%	0.50%	199,636
Class R3	—	0.25%	0.25%	0.25%	192,492
Class 529A	—	0.25%	0.25%	0.20%	7,481
Class 529B	0.75%	0.25%	1.00%	0.98%	3,625
Class 529C	0.75%	0.25%	1.00%	1.00%	9,807
Total Distribution and Service Fees					$3,584,288

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2014, this rebate amounted to $11,516, $58, $304, $1,316, $1,642, $64, and $26 for Class A, Class B, Class C, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2014, were as follows:

Amount
Class A	$3,627
Class B	14,056
Class C	5,621
Class 529B	—
Class 529C	100

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into

41

Notes to Financial Statements (unaudited) – continued

an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on January 1, 2015, unless MFD elects to extend the waiver. For the six months ended March 31, 2014, this waiver amounted to $2,167 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31, 2014 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2014, were as follows:

	Fee	Waiver
Class 529A	$2,992	$1,496
Class 529B	363	181
Class 529C	981	490
Total Program Manager Fees and Waivers	$4,336	$2,167

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2014, the fee was $191,367, which equated to 0.0078% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,304,913.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2014 was equivalent to an annual effective rate of 0.0097% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

42

Notes to Financial Statements (unaudited) – continued

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in an expense of $422 and is included in independent Trustees’ compensation for the six months ended March 31, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under the Retirement Deferral plan amounted to $3,327 at March 31, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $15,658 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,702, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $593,306,053 and $357,913,998, respectively.

43

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/14		Year ended 9/30/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,234,010	$201,349,484	14,782,603	$371,539,911
Class B	48,330	1,300,015	117,643	2,845,161
Class C	518,206	13,764,460	1,185,817	28,536,247
Class I	14,004,849	400,348,061	28,338,203	738,481,251
Class R1	55,586	1,441,194	294,470	6,984,603
Class R2	530,699	14,402,778	1,605,372	39,374,181
Class R3	1,025,031	28,289,136	2,322,354	57,634,108
Class R4	2,377,309	66,152,722	6,928,004	173,353,935
Class R5	4,413,412	127,686,343	5,190,932	136,307,128
Class 529A	30,107	827,985	27,309	681,072
Class 529B	507	13,155	3,736	88,382
Class 529C	6,614	171,036	12,680	289,401
	30,244,660	$855,746,369	60,809,123	$1,556,115,380

Shares issued to shareholders in reinvestment of distributions
Class A	591,977	$16,356,339	556,157	$13,158,677
Class B	1,341	35,984	3,150	72,187
Class C	29,395	778,095	23,895	542,407
Class I	557,856	15,831,952	437,697	10,631,660
Class R1	2,728	70,238	546	12,110
Class R2	25,679	692,046	18,516	427,895
Class R3	61,835	1,696,140	48,501	1,139,762
Class R4	162,867	4,495,126	141,109	3,334,395
Class R5	344,857	9,787,055	243,776	5,921,317
Class 529A	2,373	64,627	2,239	52,230
Class 529B	127	3,281	105	2,327
Class 529C	374	9,609	423	9,326
	1,781,409	$49,820,492	1,476,114	$35,304,293

44

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/14		Year ended 9/30/13
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(6,402,980)	$(178,177,347)	(14,022,073)	$(350,005,160)
Class B	(279,234)	(7,547,116)	(888,445)	(21,393,906)
Class C	(466,160)	(12,381,546)	(1,039,632)	(24,697,746)
Class I	(7,401,247)	(212,178,290)	(15,041,838)	(389,203,963)
Class R1	(87,116)	(2,258,678)	(88,930)	(2,073,033)
Class R2	(459,350)	(12,440,209)	(901,599)	(22,241,170)
Class R3	(737,223)	(20,234,681)	(1,097,495)	(27,453,983)
Class R4	(5,109,488)	(143,816,583)	(4,047,007)	(101,775,662)
Class R5	(611,000)	(17,546,061)	(683,793)	(17,322,220)
Class 529A	(16,488)	(452,390)	(19,659)	(495,537)
Class 529B	(4,316)	(112,405)	(3,523)	(83,751)
Class 529C	(11,135)	(290,576)	(6,976)	(160,936)
	(21,585,737)	$(607,435,882)	(37,840,970)	$(956,907,067)

Net change
Class A	1,423,007	$39,528,476	1,316,687	$34,693,428
Class B	(229,563)	(6,211,117)	(767,652)	(18,476,558)
Class C	81,441	2,161,009	170,080	4,380,908
Class I	7,161,458	204,001,723	13,734,062	359,908,948
Class R1	(28,802)	(747,246)	206,086	4,923,680
Class R2	97,028	2,654,615	722,289	17,560,906
Class R3	349,643	9,750,595	1,273,360	31,319,887
Class R4	(2,569,312)	(73,168,735)	3,022,106	74,912,668
Class R5	4,147,269	119,927,337	4,750,915	124,906,225
Class 529A	15,992	440,222	9,889	237,765
Class 529B	(3,682)	(95,969)	318	6,958
Class 529C	(4,147)	(109,931)	6,127	137,791
	10,440,332	$298,130,979	24,444,267	$634,512,606

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 8%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a

45

Notes to Financial Statements (unaudited) – continued

syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2014, the fund’s commitment fee and interest expense were $9,729 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	183,801,198	414,047,437	(419,270,215)	178,578,420

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$84,905	$178,578,420

Other Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Midland Holdings Ltd.	41,565,351	1,258,000	—	42,823,351

Other Affiliated Issuer	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Midland Holdings Ltd.	$—	$—	$—	$22,856,788

46

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

47

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

March 31, 2014

MFS® RESEARCH FUND

MFR-SEM

MFS® RESEARCH FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The pace of U.S. economic growth slowed early in 2014, largely because of harsh winter weather. However, the U.S. labor market, consumer confidence and other economic data have all pointed to recovery. The U.S. Federal Reserve’s steady, gradual removal of its bond-buying stimulus, after initially causing concern, is providing some consistency, which can inspire consumer and investor confidence.

Global economic uncertainty and geopolitical tensions have added to market volatility. The eurozone, however, is making progress in its economic recovery. Japan’s progress in its battle to end deflation is expected to experience a temporary setback on the heels of the country’s sales tax increase, introduced in April.

The world’s largest economic concern remains the slowdown in China’s pace of growth as it shifts toward a more consumer-oriented economy. Any reduction in China’s economic growth rate is likely to have a ripple effect on its many trading partners.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

May 13, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Exxon Mobil Corp.	3.2%
Apple, Inc.	2.4%
Google, Inc., “A”	2.3%
JPMorgan Chase & Co.	2.2%
Danaher Corp.	1.9%
Hewlett-Packard Co.	1.8%
Wells Fargo & Co.	1.8%
Visa, Inc., “A”	1.7%
MetLife, Inc.	1.6%
Procter & Gamble Co.	1.4%

Global equity sectors (i)
Technology	16.9%
Financial Services	16.7%
Capital Goods	14.8%
Health Care	13.5%
Energy	13.2%
Consumer Cyclicals	12.5%
Consumer Staples	7.2%
Telecommunications/Cable Television	3.9%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

Percentages are based on net assets as of 3/31/14.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2013 through March 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2013 through March 31, 2014.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/13	Ending Account Value 3/31/14	Expenses Paid During Period (p) 10/01/13-3/31/14
A	Actual	0.83%	$1,000.00	$1,112.07	$4.37
	Hypothetical (h)	0.83%	$1,000.00	$1,020.79	$4.18
B	Actual	1.58%	$1,000.00	$1,107.87	$8.30
	Hypothetical (h)	1.58%	$1,000.00	$1,017.05	$7.95
C	Actual	1.58%	$1,000.00	$1,107.56	$8.30
	Hypothetical (h)	1.58%	$1,000.00	$1,017.05	$7.95
I	Actual	0.58%	$1,000.00	$1,113.29	$3.06
	Hypothetical (h)	0.58%	$1,000.00	$1,022.04	$2.92
R1	Actual	1.58%	$1,000.00	$1,108.05	$8.30
	Hypothetical (h)	1.58%	$1,000.00	$1,017.05	$7.95
R2	Actual	1.08%	$1,000.00	$1,110.75	$5.68
	Hypothetical (h)	1.08%	$1,000.00	$1,019.55	$5.44
R3	Actual	0.83%	$1,000.00	$1,111.93	$4.37
	Hypothetical (h)	0.83%	$1,000.00	$1,020.79	$4.18
R4	Actual	0.58%	$1,000.00	$1,113.35	$3.06
	Hypothetical (h)	0.58%	$1,000.00	$1,022.04	$2.92
R5	Actual	0.50%	$1,000.00	$1,113.67	$2.63
	Hypothetical (h)	0.50%	$1,000.00	$1,022.44	$2.52

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.81%, $4.27 and $4.08 for Class A, 1.56%, $8.20 and $7.85 for Class B, 1.56%, $8.20 and $7.85 for Class C, 0.56%, $2.95 and $2.82 for Class I, 1.56%, $8.20 and $7.85 for Class R1, 1.06%, $5.58 and $5.34 for Class R2, 0.81%, $4.27 and $4.08 for Class R3, 0.56%, $2.95 and $2.82 for Class R4, and 0.48%, $2.53 and $2.42 for Class R5. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.7%
Issuer	Shares/Par	Value ($)

Aerospace - 3.2%
Honeywell International, Inc.	527,140	$48,897,506
Precision Castparts Corp.	166,666	42,126,498
United Technologies Corp.	424,720	49,624,285

		$140,648,289
Alcoholic Beverages - 0.4%
Constellation Brands, Inc., “A” (a)	229,520	$19,502,314

Apparel Manufacturers - 1.6%
Guess?, Inc.	315,557	$8,709,373
Li & Fung Ltd.	7,742,000	11,438,577
NIKE, Inc., “B”	284,780	21,033,851
PVH Corp.	219,020	27,327,125

		$68,508,926
Automotive - 1.2%
Delphi Automotive PLC	468,950	$31,822,947
General Motors Co.	559,820	19,269,004

		$51,091,951
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	178,820	$27,203,887
Biogen Idec, Inc. (a)	140,186	42,878,692

		$70,082,579
Broadcasting - 2.6%
Time Warner, Inc.	451,900	$29,522,627
Twenty-First Century Fox, Inc.	1,529,330	48,892,680
Walt Disney Co.	476,740	38,172,572

		$116,587,879
Brokerage & Asset Managers - 1.8%
BlackRock, Inc.	79,524	$25,008,707
Franklin Resources, Inc.	660,206	35,769,961
IntercontinentalExchange Group, Inc.	95,212	18,835,790

		$79,614,458
Business Services - 1.6%
Accenture PLC, “A”	374,560	$29,859,923
Fidelity National Information Services, Inc.	443,690	23,715,230

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
FleetCor Technologies, Inc. (a)	159,610	$18,371,111

		$71,946,264
Cable TV - 1.8%
Comcast Corp., “Special A”	1,175,460	$57,315,430
Time Warner Cable, Inc.	148,980	20,437,076

		$77,752,506
Chemicals - 0.8%
Monsanto Co.	307,125	$34,941,611

Computer Software - 2.6%
Citrix Systems, Inc. (a)	450,250	$25,857,857
Oracle Corp.	968,860	39,636,063
Qlik Technologies, Inc. (a)	539,640	14,349,028
Salesforce.com, Inc. (a)	644,639	36,802,441

		$116,645,389
Computer Software - Systems - 5.7%
Apple, Inc. (s)	200,802	$107,778,465
CDW Corp.	359,680	9,869,619
EMC Corp.	1,460,820	40,041,076
Hewlett-Packard Co.	2,498,310	80,845,312
NCR Corp. (a)	311,400	11,381,670

		$249,916,142
Construction - 0.5%
Sherwin-Williams Co.	121,792	$24,008,857

Consumer Products - 2.5%
Colgate-Palmolive Co.	458,221	$29,724,796
Newell Rubbermaid, Inc.	587,080	17,553,692
Procter & Gamble Co.	774,140	62,395,684

		$109,674,172
Consumer Services - 0.9%
ITT Educational Services, Inc. (a)(l)	302,800	$8,684,304
Priceline.com, Inc. (a)	26,394	31,458,745

		$40,143,049
Containers - 0.6%
Crown Holdings, Inc. (a)	564,210	$25,242,755

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 2.6%
Danaher Corp. (s)	1,127,170	$84,537,750
W.W. Grainger, Inc.	122,981	31,072,379

		$115,610,129
Electronics - 2.5%
Altera Corp.	961,790	$34,855,270
JDS Uniphase Corp. (a)	1,186,780	16,614,920
Mellanox Technologies Ltd. (a)(l)	281,510	11,015,486
Microchip Technology, Inc.	484,220	23,126,347
NXP Semiconductors N.V. (a)	401,090	23,588,103

		$109,200,126
Energy - Independent - 4.4%
Anadarko Petroleum Corp.	418,140	$35,441,546
Antero Resources Corp. (a)	83,130	5,203,938
Cabot Oil & Gas Corp.	899,680	30,481,158
EOG Resources, Inc.	68,746	13,485,903
EQT Corp.	210,010	20,364,670
Marathon Petroleum Corp.	142,370	12,391,885
Noble Energy, Inc.	414,210	29,425,478
Occidental Petroleum Corp.	193,160	18,406,216
Pioneer Natural Resources Co.	165,903	31,047,087

		$196,247,881
Energy - Integrated - 3.2%
Exxon Mobil Corp. (s)	1,445,560	$141,202,301

Engineering - Construction - 0.4%
Fluor Corp.	241,740	$18,790,450

Food & Beverages - 2.6%
Coca-Cola Co.	1,281,770	$49,553,228
General Mills, Inc.	469,390	24,323,790
Mondelez International, Inc.	1,204,110	41,602,001

		$115,479,019
Food & Drug Stores - 1.1%
CVS Caremark Corp.	622,370	$46,590,618

Gaming & Lodging - 0.4%
Wynn Resorts Ltd.	88,799	$19,726,698

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 1.6%
Kohl’s Corp.	483,190	$27,445,192
Target Corp.	732,230	44,307,237

		$71,752,429
Health Maintenance Organizations - 1.0%
UnitedHealth Group, Inc.	551,060	$45,181,409

Insurance - 2.9%
ACE Ltd.	245,480	$24,317,249
American International Group, Inc.	704,720	35,243,047
MetLife, Inc.	1,318,460	69,614,688

		$129,174,984
Internet - 4.5%
eBay, Inc. (a)	726,440	$40,128,546
Facebook, Inc., “A “ (a)	502,360	30,262,166
Google, Inc., “A” (a)	89,205	99,419,864
LinkedIn Corp., “A” (a)	97,984	18,121,161
Yelp, Inc. (a)	138,900	10,685,577

		$198,617,314
Machinery & Tools - 2.7%
Eaton Corp. PLC	475,090	$35,688,761
Joy Global, Inc. (l)	524,250	30,406,500
Roper Industries, Inc.	403,573	53,881,031

		$119,976,292
Major Banks - 6.9%
Bank of America Corp.	1,819,470	$31,294,884
Goldman Sachs Group, Inc.	190,888	31,276,999
JPMorgan Chase & Co.	1,568,260	95,209,065
Morgan Stanley	1,015,210	31,644,096
State Street Corp.	488,720	33,990,476
Wells Fargo & Co.	1,614,550	80,307,717

		$303,723,237
Medical & Health Technology & Services - 1.2%
Cerner Corp. (a)	199,290	$11,210,063
Express Scripts Holding Co. (a)	546,220	41,015,660

		$52,225,723
Medical Equipment - 3.7%
Abbott Laboratories	984,430	$37,910,399
Covidien PLC	532,530	39,226,160
DENTSPLY International, Inc.	352,980	16,251,199

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Stryker Corp.	326,430	$26,594,252
Thermo Fisher Scientific, Inc.	348,870	41,948,129

		$161,930,139
Natural Gas - Distribution - 0.5%
Spectra Energy Corp.	543,920	$20,092,405

Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc.	606,038	$19,690,175

Oil Services - 2.0%
Cameron International Corp. (a)	427,260	$26,391,850
Halliburton Co.	691,430	40,718,313
Schlumberger Ltd.	238,450	23,248,875

		$90,359,038
Other Banks & Diversified Financials - 5.1%
American Express Co.	520,660	$46,875,020
BB&T Corp.	505,040	20,287,457
Citigroup, Inc.	1,279,350	60,897,060
Discover Financial Services	438,910	25,540,173
Visa, Inc., “A”	340,757	73,555,806

		$227,155,516
Pharmaceuticals - 6.0%
Actavis PLC (a)	202,880	$41,762,848
Bristol-Myers Squibb Co.	697,000	36,209,150
Endo International PLC (a)	260,490	17,882,639
Johnson & Johnson	454,320	44,627,854
Perrigo Co. PLC	165,288	25,563,442
Pfizer, Inc.	1,627,040	52,260,525
Valeant Pharmaceuticals International, Inc. (a)	224,350	29,576,061
Zoetis, Inc.	643,310	18,617,391

		$266,499,910
Railroad & Shipping - 1.3%
Union Pacific Corp.	302,180	$56,707,099

Restaurants - 1.3%
McDonald’s Corp.	310,357	$30,424,297
YUM! Brands, Inc.	361,320	27,239,915

		$57,664,212

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 1.2%
FMC Corp.	341,880	$26,174,333
W.R. Grace & Co. (a)	253,650	25,154,471

		$51,328,804
Specialty Stores - 3.0%
Amazon.com, Inc. (a)	71,391	$24,024,499
AutoZone, Inc. (a)	49,726	26,707,835
Bed Bath & Beyond, Inc. (a)	306,720	21,102,336
Ross Stores, Inc.	294,810	21,093,655
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	189,460	18,468,561
Urban Outfitters, Inc. (a)	551,500	20,113,205

		$131,510,091
Telecommunications - Wireless - 1.0%
American Tower Corp., REIT	356,540	$29,189,930
SBA Communications Corp. (a)	145,850	13,266,516

		$42,456,446
Telephone Services - 1.2%
Verizon Communications, Inc.	1,112,160	$52,905,451

Tobacco - 1.6%
Lorillard, Inc.	274,810	$14,861,725
Philip Morris International, Inc.	699,100	57,235,317

		$72,097,042
Trucking - 0.4%
Expeditors International of Washington, Inc.	404,540	$16,031,920

Utilities - Electric Power - 2.6%
American Electric Power Co., Inc.	441,100	$22,346,126
CMS Energy Corp.	1,098,880	32,175,206
Northeast Utilities	620,560	28,235,480
NRG Energy, Inc.	942,970	29,986,446

		$112,743,258
Total Common Stocks (Identified Cost, $3,358,390,560)		$4,358,977,257

	Strike Price	First Exercise

Warrants - 0.0%
Natural Gas - Pipeline - 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (Identified Cost, $0) (a)	$40	2/15/12	201,996	$357,533

10

Portfolio of Investments (unaudited) – continued

Money Market Funds - 1.6%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	72,245,214	$72,245,214

Collateral for Securities Loaned - 0.8%
JPMorgan Prime Money Market Fund, 0.06%, at Cost and Net Asset Value (j)	34,952,275	$34,952,275
Total Investments (Identified Cost, $3,465,588,049)		$4,466,532,279

Other Assets, Less Liabilities - (1.1)%		(48,076,552)
Net Assets - 100.0%		$4,418,455,727

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2014, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2014, the fund had cash collateral of $9,985 and other liquid securities with an aggregate value of $590,028 to cover any commitments for securities sold short. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $3,393,342,835)	$4,394,287,065
Underlying affiliated funds, at cost and value	72,245,214
Total investments, at value, including $34,533,790 of securities on loan (identified cost, $3,465,588,049)	$4,466,532,279
Deposits with brokers	9,985
Receivables for
Fund shares sold	25,344,355
Interest and dividends	3,539,992
Other assets	64,628
Total assets	$4,495,491,239
Liabilities
Payables for
Investments purchased	$31,305,800
Fund shares reacquired	7,562,003
Collateral for securities loaned, at value	34,952,275
Payable to affiliates
Investment adviser	210,952
Shareholder servicing costs	2,705,068
Distribution and service fees	63,455
Payable for independent Trustees’ compensation	155,321
Accrued expenses and other liabilities	80,638
Total liabilities	$77,035,512
Net assets	$4,418,455,727
Net assets consist of
Paid-in capital	$3,319,245,947
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,000,944,230
Accumulated net realized gain (loss) on investments and foreign currency	91,835,428
Undistributed net investment income	6,430,122
Net assets	$4,418,455,727
Shares of beneficial interest outstanding	119,151,447

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,096,221,174	56,525,016	$37.08
Class B	31,434,392	910,822	34.51
Class C	123,746,929	3,602,062	34.35
Class I	727,375,995	19,233,557	37.82
Class R1	4,311,684	127,050	33.94
Class R2	38,252,495	1,057,929	36.16
Class R3	65,053,767	1,763,330	36.89
Class R4	46,977,136	1,267,160	37.07
Class R5	1,285,082,155	34,664,521	37.07

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $39.34 [100 / 94.25 x $37.08]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$31,124,637
Interest	23,766
Dividends from underlying affiliated funds	23,403
Total investment income	$31,171,806
Expenses
Management fee	$8,987,793
Distribution and service fees	3,486,567
Shareholder servicing costs	2,028,881
Administrative services fee	235,226
Independent Trustees’ compensation	37,950
Custodian fee	91,209
Shareholder communications	52,930
Audit and tax fees	25,492
Legal fees	17,039
Dividend and interest expense on securities sold short	34,830
Miscellaneous	148,582
Total expenses	$15,146,499
Fees paid indirectly	(24)
Reduction of expenses by investment adviser and distributor	(46,834)
Net expenses	$15,099,641
Net investment income	$16,072,165
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$110,179,478
Written options	24,998
Securities sold short	1,989,973
Foreign currency	(16,016)
Net realized gain (loss) on investments and foreign currency	$112,178,433
Change in unrealized appreciation (depreciation)
Investments	$314,702,619
Securities sold short	(2,088,977)
Translation of assets and liabilities in foreign currencies	(11,297)
Net unrealized gain (loss) on investments and foreign currency translation	$312,602,345
Net realized and unrealized gain (loss) on investments and foreign currency	$424,780,778
Change in net assets from operations	$440,852,943

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/14 (unaudited)	Year ended 9/30/13
From operations
Net investment income	$16,072,165	$34,410,345
Net realized gain (loss) on investments and foreign currency	112,178,433	268,894,727
Net unrealized gain (loss) on investments and foreign currency translation	312,602,345	314,717,464
Change in net assets from operations	$440,852,943	$618,022,536
Distributions declared to shareholders
From net investment income	$(43,890,103)	$(24,130,435)
From net realized gain on investments	(77,681,194)	—
Total distributions declared to shareholders	$(121,571,297)	$(24,130,435)
Change in net assets from fund share transactions	$238,767,188	$467,187,438
Total change in net assets	$558,048,834	$1,061,079,539
Net assets
At beginning of period	3,860,406,893	2,799,327,354
At end of period (including undistributed net investment income of $6,430,122 and $34,248,060, respectively)	$4,418,455,727	$3,860,406,893

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$34.33		$28.74	$22.31	$22.43	$20.86	$22.05
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.30	$0.25	$0.20	$0.17	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	3.66		5.51	6.38	(0.15)	1.60	(1.22)
Total from investment operations	$3.78		$5.81	$6.63	$0.05	$1.77	$(1.04)
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.22)	$(0.20)	$(0.17)	$(0.20)	$(0.15)
From net realized gain on investments	(0.68)		—	—	—	—	—
Total distributions declared to shareholders	$(1.03)		$(0.22)	$(0.20)	$(0.17)	$(0.20)	$(0.15)
Net asset value, end of period (x)	$37.08		$34.33	$28.74	$22.31	$22.43	$20.86
Total return (%) (r)(s)(t)(x)	11.18	(n)	20.36	29.92	0.16	8.54	(4.54)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.88	0.90	0.90	0.92	1.04
Expenses after expense reductions (f)	0.83	(a)	0.87	0.90	0.90	0.92	1.04
Net investment income	0.66	(a)	0.95	0.97	0.82	0.77	1.04
Portfolio turnover	20	(n)	46	61	69	73	125
Net assets at end of period (000 omitted)	$2,096,221		$1,915,947	$1,541,284	$1,204,531	$1,279,176	$1,203,507
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.82	(a)	0.87	0.88	0.89	0.92	1.04

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$31.89		$26.70	$20.70	$20.83	$19.37	$20.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.06	$0.05	$0.02	$0.00 (w)	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	3.41		5.13	5.95	(0.15)	1.50	(1.13)
Total from investment operations	$3.40		$5.19	$6.00	$(0.13)	$1.50	$(1.07)
Less distributions declared to shareholders
From net investment income	$(0.10)		$—	$—	$—	$(0.04)	$—
From net realized gain on investments	(0.68)		—	—	—	—	—
Total distributions declared to shareholders	$(0.78)		$—	$—	$—	$(0.04)	$—
Net asset value, end of period (x)	$34.51		$31.89	$26.70	$20.70	$20.83	$19.37
Total return (%) (r)(s)(t)(x)	10.79	(n)	19.44	28.99	(0.62)	7.77	(5.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.62	1.65	1.65	1.67	1.75
Expenses after expense reductions (f)	1.58	(a)	1.62	1.65	1.65	1.67	1.75
Net investment income (loss)	(0.09	)(a)	0.22	0.22	0.07	0.02	0.36
Portfolio turnover	20	(n)	46	61	69	73	125
Net assets at end of period (000 omitted)	$31,434		$31,773	$33,019	$34,609	$49,123	$66,795
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.57	(a)	1.62	1.63	1.64	1.67	1.75

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class C			2013	2012	2011		2010	2009

Net asset value, beginning of period	$31.80		$26.64	$20.68	$20.80		$19.39	$20.46
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.06	$0.05	$0.02		$0.00 (w)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	3.39		5.12	5.93	(0.14)		1.49	(1.12)
Total from investment operations	$3.38		$5.18	$5.98	$(0.12)		$1.49	$(1.07)
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.02)	$(0.02)	$(0.00	)(w)	$(0.08)	$—
From net realized gain on investments	(0.68)		—	—	—		—	—
Total distributions declared to shareholders	$(0.83)		$(0.02)	$(0.02)	$(0.00	)(w)	$(0.08)	$—
Net asset value, end of period (x)	$34.35		$31.80	$26.64	$20.68		$20.80	$19.39
Total return (%) (r)(s)(t)(x)	10.76	(n)	19.47	28.94	(0.56)		7.69	(5.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.63	1.65	1.65		1.67	1.75
Expenses after expense reductions (f)	1.58	(a)	1.63	1.65	1.65		1.67	1.75
Net investment income (loss)	(0.09	)(a)	0.20	0.22	0.07		0.02	0.33
Portfolio turnover	20	(n)	46	61	69		73	125
Net assets at end of period (000 omitted)	$123,747		$107,173	$85,428	$72,558		$81,879	$85,919
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.58	(a)	1.62	1.63	1.64		1.67	1.75

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class I			2013	2012	2011	2010	2009

Net asset value, beginning of period	$35.03		$29.31	$22.75	$22.86	$21.26	$22.50
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.37	$0.33	$0.27	$0.23	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	3.74		5.63	6.50	(0.15)	1.62	(1.27)
Total from investment operations	$3.91		$6.00	$6.83	$0.12	$1.85	$(1.02)
Less distributions declared to shareholders
From net investment income	$(0.44)		$(0.28)	$(0.27)	$(0.23)	$(0.25)	$(0.22)
From net realized gain on investments	(0.68)		—	—	—	—	—
Total distributions declared to shareholders	$(1.12)		$(0.28)	$(0.27)	$(0.23)	$(0.25)	$(0.22)
Net asset value, end of period (x)	$37.82		$35.03	$29.31	$22.75	$22.86	$21.26
Total return (%) (r)(s)(x)	11.33	(n)	20.67	30.27	0.42	8.78	(4.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.64	0.65	0.65	0.67	0.75
Expenses after expense reductions (f)	0.58	(a)	0.64	0.65	0.65	0.67	0.75
Net investment income	0.92	(a)	1.15	1.26	1.07	1.02	1.43
Portfolio turnover	20	(n)	46	61	69	73	125
Net assets at end of period (000 omitted)	$727,376		$559,067	$237,389	$608,723	$554,786	$535,678
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.58	(a)	0.63	0.63	0.64	0.67	0.75

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R1			2013	2012	2011	2010		2009

Net asset value, beginning of period	$31.42		$26.32	$20.42	$20.54	$19.16		$20.21
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.05	$0.05	$0.02	$(0.00	)(w)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	3.37		5.06	5.87	(0.14)	1.47		(1.10)
Total from investment operations	$3.35		$5.11	$5.92	$(0.12)	$1.47		$(1.05)
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.01)	$(0.02)	$—	$(0.09)		$—
From net realized gain on investments	(0.68)		—	—	—	—		—
Total distributions declared to shareholders	$(0.83)		$(0.01)	$(0.02)	$—	$(0.09)		$—
Net asset value, end of period (x)	$33.94		$31.42	$26.32	$20.42	$20.54		$19.16
Total return (%) (r)(s)(x)	10.80	(n)	19.43	28.99	(0.58)	7.68		(5.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.63	1.65	1.65	1.67		1.75
Expenses after expense reductions (f)	1.58	(a)	1.63	1.65	1.65	1.67		1.75
Net investment income (loss)	(0.09	)(a)	0.19	0.22	0.07	0.02		0.34
Portfolio turnover	20	(n)	46	61	69	73		125
Net assets at end of period (000 omitted)	$4,312		$3,671	$2,688	$2,434	$2,863		$2,945
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.58(a	)	1.62	1.63	1.64	1.67		1.75

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R2			2013	2012	2011	2010	2009

Net asset value, beginning of period	$33.48		$28.07	$21.80	$21.95	$20.43	$21.59
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.21	$0.18	$0.14	$0.11	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	3.58		5.37	6.25	(0.16)	1.58	(1.20)
Total from investment operations	$3.65		$5.58	$6.43	$(0.02)	$1.69	$(1.06)
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.17)	$(0.16)	$(0.13)	$(0.17)	$(0.10)
From net realized gain on investments	(0.68)		—	—	—	—	—
Total distributions declared to shareholders	$(0.97)		$(0.17)	$(0.16)	$(0.13)	$(0.17)	$(0.10)
Net asset value, end of period (x)	$36.16		$33.48	$28.07	$21.80	$21.95	$20.43
Total return (%) (r)(s)(x)	11.08	(n)	20.01	29.66	(0.13)	8.32	(4.79)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.13	1.15	1.15	1.17	1.25
Expenses after expense reductions (f)	1.08	(a)	1.13	1.15	1.15	1.17	1.25
Net investment income	0.41	(a)	0.67	0.71	0.57	0.52	0.81
Portfolio turnover	20	(n)	46	61	69	73	125
Net assets at end of period (000 omitted)	$38,252		$33,970	$17,583	$11,711	$9,733	$8,304
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.08	(a)	1.13	1.13	1.14	1.17	1.25

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R3			2013	2012	2011	2010	2009

Net asset value, beginning of period	$34.16		$28.64	$22.24	$22.37	$20.82	$21.99
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.29	$0.26	$0.21	$0.17	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	3.65		5.49	6.35	(0.15)	1.59	(1.21)
Total from investment operations	$3.77		$5.78	$6.61	$0.06	$1.76	$(1.03)
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.26)	$(0.21)	$(0.19)	$(0.21)	$(0.14)
From net realized gain on investments	(0.68)		—	—	—	—	—
Total distributions declared to shareholders	$(1.04)		$(0.26)	$(0.21)	$(0.19)	$(0.21)	$(0.14)
Net asset value, end of period (x)	$36.89		$34.16	$28.64	$22.24	$22.37	$20.82
Total return (%) (r)(s)(x)	11.19	(n)	20.33	29.93	0.19	8.52	(4.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.88	0.90	0.90	0.93	1.00
Expenses after expense reductions (f)	0.83	(a)	0.88	0.90	0.90	0.92	1.00
Net investment income	0.66	(a)	0.92	0.96	0.84	0.77	1.04
Portfolio turnover	20	(n)	46	61	69	73	125
Net assets at end of period (000 omitted)	$65,054		$61,690	$35,774	$8,582	$8,954	$5,195
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.83	(a)	0.88	0.89	0.89	0.92	1.00

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R4			2013	2012	2011	2010	2009

Net asset value, beginning of period	$34.35		$28.75	$22.32	$22.45	$20.88	$22.09
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.37	$0.32	$0.26	$0.22	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	3.67		5.51	6.38	(0.16)	1.60	(1.18)
Total from investment operations	$3.83		$5.88	$6.70	$0.10	$1.82	$(1.00)
Less distributions declared to shareholders
From net investment income	$(0.43)		$(0.28)	$(0.27)	$(0.23)	$(0.25)	$(0.21)
From net realized gain on investments	(0.68)		—	—	—	—	—
Total distributions declared to shareholders	$(1.11)		$(0.28)	$(0.27)	$(0.23)	$(0.25)	$(0.21)
Net asset value, end of period (x)	$37.07		$34.35	$28.75	$22.32	$22.45	$20.88
Total return (%) (r)(s)(x)	11.33	(n)	20.65	30.27	0.34	8.80	(4.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.63	0.65	0.64	0.67	0.74
Expenses after expense reductions (f)	0.58	(a)	0.63	0.65	0.64	0.67	0.74
Net investment income	0.91	(a)	1.19	1.21	1.02	1.01	0.99
Portfolio turnover	20	(n)	46	61	69	73	125
Net assets at end of period (000 omitted)	$46,977		$27,088	$20,829	$12,225	$739	$348
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.58	(a)	0.62	0.63	0.64	0.67	0.74

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R5 (y)			2013	2012	2011	2010	2009

Net asset value, beginning of period	$34.37		$28.75	$22.30	$22.42	$20.86	$22.06
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.40	$0.31	$0.24	$0.20	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	3.66		5.51	6.38	(0.15)	1.60	(1.23)
Total from investment operations	$3.84		$5.91	$6.69	$0.09	$1.80	$(1.01)
Less distributions declared to shareholders
From net investment income	$(0.46)		$(0.29)	$(0.24)	$(0.21)	$(0.24)	$(0.19)
From net realized gain on investments	(0.68)		—	—	—	—	—
Total distributions declared to shareholders	$(1.14)		$(0.29)	$(0.24)	$(0.21)	$(0.24)	$(0.19)
Net asset value, end of period (x)	$37.07		$34.37	$28.75	$22.30	$22.42	$20.86
Total return (%) (r)(s)(x)	11.37	(n)	20.74	30.25	0.31	8.69	(4.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.50	(a)	0.54	0.60	0.75	0.77	0.85
Expenses after expense reductions (f)	0.50	(a)	0.54	0.60	0.75	0.77	0.85
Net investment income	0.99	(a)	1.28	1.13	0.96	0.93	1.27
Portfolio turnover	20	(n)	46	61	69	73	125
Net assets at end of period (000 omitted)	$1,285,082		$1,120,028	$825,334	$219	$197	$125
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.50	(a)	0.54	0.58	0.74	0.77	0.85

See Notes to Financial Statements

24

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the

26

Notes to Financial Statements (unaudited) – continued

market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

27

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,359,334,790	$—	$—	$4,359,334,790
Mutual Funds	107,197,489	—	—	107,197,489
Total Investments	$4,466,532,279	$—	$—	$4,466,532,279

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. At March 31, 2014, the fund did not have any outstanding derivative instruments.

28

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended March 31, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$440,606	$24,998

There is no change in unrealized appreciation (depreciation) on derivative transactions at period end.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline. At the time the option was

29

Notes to Financial Statements (unaudited) – continued

written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

The following table represents the written option activity in the fund during the six months ended March 31, 2014:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	662	24,998
Options expired	(662)	(24,998)
Outstanding, end of period	—	$—

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being

30

Notes to Financial Statements (unaudited) – continued

recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended March 31, 2014, this expense amounted to $34,830. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At March 31, 2014, the fund had no short sales outstanding.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $34,533,790 and a related liability of $34,952,275 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The liability for collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of

31

Notes to Financial Statements (unaudited) – continued

the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

32

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/13
Ordinary income (including any short-term capital gains)	$24,130,435

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/14
Cost of investments	$3,466,006,538
Gross appreciation	1,026,783,364
Gross depreciation	(26,257,623)
Net unrealized appreciation (depreciation)	$1,000,525,741

As of 9/30/13
Undistributed ordinary income	34,358,951
Undistributed long-term capital gain	57,975,888
Other temporary differences	1,770,173
Net unrealized appreciation (depreciation)	685,823,122

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

33

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/14	Year ended 9/30/13	Six months ended 3/31/14	Year ended 9/30/13
Class A	$19,451,208	$12,248,800	$38,073,954	$—
Class B	93,400	—	656,471	—
Class C	505,888	71,423	2,379,834	—
Class I	7,306,546	2,556,786	11,477,084	—
Class R1	17,737	1,148	81,284	—
Class R2	305,384	117,394	710,407	—
Class R3	643,254	332,823	1,237,629	—
Class R4	358,515	211,113	569,105	—
Class R5	15,208,171	8,590,948	22,495,426	—
Total	$43,890,103	$24,130,435	$77,681,194	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.43% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $99,593 for the six months ended March 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,542,954
Class B	0.75%	0.25%	1.00%	1.00%	161,189
Class C	0.75%	0.25%	1.00%	1.00%	587,786
Class R1	0.75%	0.25%	1.00%	1.00%	19,908
Class R2	0.25%	0.25%	0.50%	0.50%	92,656
Class R3	—	0.25%	0.25%	0.25%	82,074
Total Distribution and Service Fees					$3,486,567

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The

34

Notes to Financial Statements (unaudited) – continued

distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2014, based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2014, this rebate amounted to $42,276, $658, $1,259 and $318 for Class A, Class B, Class C and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2014, were as follows:

Amount
Class A	$1,662
Class B	16,667
Class C	4,432

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2014, the fee was $288,882, which equated to 0.0138% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,391,842.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2014, these costs for the fund amounted to $348,157 and are included in “Shareholder servicing costs” in the Statement of Operations. Effective January 1, 2014, the fund no longer pays any expenses under this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee

35

Notes to Financial Statements (unaudited) – continued

based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2014 was equivalent to an annual effective rate of 0.0112% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,795 and the Retirement Deferral plan resulted in an expense of $12,319. Both amounts are included in independent Trustees’ compensation for the six months ended March 31, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $106,504 at March 31, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $45,562 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any

36

Notes to Financial Statements (unaudited) – continued

time under the terms of the Agreements. For the six months ended March 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $13,424 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,323, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $933,993,099 and $815,243,911, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/14		Year ended 9/30/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,897,268	$140,823,133	11,059,118	$340,610,784
Class B	47,355	1,596,051	131,317	3,825,706
Class C	371,715	12,449,275	612,221	18,209,812
Class I	4,843,313	176,861,858	10,097,746	329,168,412
Class R1	14,266	477,030	32,463	946,827
Class R2	124,699	4,363,125	591,809	18,293,482
Class R3	210,096	7,514,270	987,895	30,855,221
Class R4	567,465	20,885,974	368,857	11,270,965
Class R5	1,789,291	64,225,467	4,644,143	143,903,562
	11,865,468	$429,196,183	28,525,569	$897,084,771

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/14		Year ended 9/30/13
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,528,023	$53,816,975	380,245	$10,969,844
Class B	22,062	724,749	—	—
Class C	75,032	2,453,552	2,277	61,264
Class I	518,785	18,619,191	86,162	2,531,434
Class R1	3,066	99,020	43	1,148
Class R2	26,869	923,482	3,698	104,278
Class R3	53,579	1,877,419	11,574	332,296
Class R4	26,360	927,620	7,325	211,113
Class R5	1,071,734	37,703,597	298,193	8,590,948
	3,325,510	$117,145,605	789,517	$22,802,325

Shares reacquired
Class A	(4,712,311)	$(170,333,276)	(9,251,680)	$(289,414,077)
Class B	(154,816)	(5,234,529)	(371,748)	(10,733,003)
Class C	(215,179)	(7,210,968)	(450,477)	(12,862,465)
Class I	(2,089,542)	(76,964,716)	(2,321,627)	(75,460,100)
Class R1	(7,103)	(236,356)	(17,816)	(505,271)
Class R2	(108,154)	(3,806,245)	(207,484)	(6,334,322)
Class R3	(306,171)	(11,061,760)	(442,813)	(14,007,818)
Class R4	(115,132)	(4,176,092)	(312,069)	(10,004,632)
Class R5	(784,760)	(28,550,658)	(1,063,876)	(33,377,970)
	(8,493,168)	$(307,574,600)	(14,439,590)	$(452,699,658)

Net change
Class A	712,980	$24,306,832	2,187,683	$62,166,551
Class B	(85,399)	(2,913,729)	(240,431)	(6,907,297)
Class C	231,568	7,691,859	164,021	5,408,611
Class I	3,272,556	118,516,333	7,862,281	256,239,746
Class R1	10,229	339,694	14,690	442,704
Class R2	43,414	1,480,362	388,023	12,063,438
Class R3	(42,496)	(1,670,071)	556,656	17,179,699
Class R4	478,693	17,637,502	64,113	1,477,446
Class R5	2,076,265	73,378,406	3,878,460	119,116,540
	6,697,810	$238,767,188	14,875,496	$467,187,438

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 11%, 9%, 4% and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime

38

Notes to Financial Statements (unaudited) – continued

2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2014, the fund’s commitment fee and interest expense were $8,389 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,559,515	244,076,164	(200,390,465)	72,245,214

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,403	$72,245,214

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

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1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

March 31, 2014

MFS® TOTAL RETURN FUND

MTR-SEM

MFS® TOTAL RETURN FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The pace of U.S. economic growth slowed early in 2014, largely because of harsh winter weather. However, the U.S. labor market, consumer confidence and other economic data have all pointed to recovery. The U.S. Federal Reserve’s steady, gradual removal of its bond-buying stimulus, after initially causing concern, is providing some consistency, which can inspire consumer and investor confidence.

Global economic uncertainty and geopolitical tensions have added to market volatility. The eurozone, however, is making progress in its economic recovery. Japan’s progress in its battle to end deflation is expected to experience a temporary setback on the heels of the country’s sales tax increase, introduced in April.

The world’s largest economic concern remains the slowdown in China’s pace of growth as it shifts toward a more consumer-oriented economy. Any reduction in China’s economic growth rate is likely to have a ripple effect on its many trading partners.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

May 13, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 0.875%, 12/31/16	3.1%
U.S. Treasury Notes, 2.125%, 5/31/15	2.8%
U.S. Treasury Bonds, 4.5%, 8/15/39	2.5%
U.S. Treasury Notes, 3.125%, 5/15/21	2.4%
JPMorgan Chase & Co.	2.3%
Pfizer, Inc.	1.6%
Wells Fargo & Co.	1.6%
Philip Morris International, Inc.	1.5%
U.S. Treasury Notes, 0.375%, 2/15/16	1.4%
Johnson & Johnson	1.4%

Composition including fixed income credit quality (a)(i)
AAA	0.8%
AA	1.1%
A	4.9%
BBB	6.1%
BB	0.2%
CCC (o)	0.0%
CC	0.1%
C	0.1%
U.S. Government	14.4%
Federal Agencies	11.7%
Not Rated (o)	0.0%
Non-Fixed Income	58.6%
Cash & Other	2.0%

Equity sectors
Financial Services	13.1%
Health Care	7.7%
Consumer Staples	6.1%
Industrial Goods & Services	5.6%
Energy	5.1%
Technology	4.4%
Utilities & Communications	4.2%
Leisure	3.8%
Retailing	3.0%
Basic Materials	2.4%
Autos & Housing	1.9%
Transportation	0.7%
Special Products & Services	0.6%

Fixed income sectors (i)
U.S. Treasury Securities	14.4%
Mortgage-Backed Securities	11.3%
High Grade Corporates	9.9%
Commercial Mortgage-Backed Securities	1.7%
Emerging Markets Bonds	0.8%
Non-U.S. Government Bonds	0.5%
U.S. Government Agencies	0.4%
Asset-Backed Securities	0.2%
High Yield Corporates	0.1%
Collateralized Debt Obligations	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 3/31/14.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2013 through March 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2013 through March 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/13	Ending Account Value 3/31/14	Expenses Paid During Period (p) 10/01/13-3/31/14
A	Actual	0.73%	$1,000.00	$1,083.07	$3.79
	Hypothetical (h)	0.73%	$1,000.00	$1,021.29	$3.68
B	Actual	1.49%	$1,000.00	$1,078.90	$7.72
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
C	Actual	1.49%	$1,000.00	$1,078.60	$7.72
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
I	Actual	0.49%	$1,000.00	$1,083.79	$2.55
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R1	Actual	1.49%	$1,000.00	$1,079.14	$7.72
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
R2	Actual	0.99%	$1,000.00	$1,081.49	$5.14
	Hypothetical (h)	0.99%	$1,000.00	$1,020.00	$4.99
R3	Actual	0.74%	$1,000.00	$1,083.03	$3.84
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
R4	Actual	0.49%	$1,000.00	$1,084.33	$2.55
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R5	Actual	0.41%	$1,000.00	$1,084.21	$2.13
	Hypothetical (h)	0.41%	$1,000.00	$1,022.89	$2.07
529A	Actual	0.78%	$1,000.00	$1,083.03	$4.05
	Hypothetical (h)	0.78%	$1,000.00	$1,021.04	$3.93
529B	Actual	1.54%	$1,000.00	$1,078.68	$7.98
	Hypothetical (h)	1.54%	$1,000.00	$1,017.25	$7.75
529C	Actual	1.53%	$1,000.00	$1,078.40	$7.93
	Hypothetical (h)	1.53%	$1,000.00	$1,017.30	$7.70

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A and Class 529A shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 58.4%
Issuer	Shares/Par	Value ($)

Aerospace - 3.1%
General Dynamics Corp.	77,044	$8,391,604
Honeywell International, Inc.	510,006	47,308,157
Lockheed Martin Corp.	445,460	72,716,890
Northrop Grumman Corp.	157,965	19,489,722
Precision Castparts Corp.	24,183	6,112,495
United Technologies Corp.	475,946	55,609,531

		$209,628,399
Airlines - 0.1%
Copa Holdings S.A., “A”	42,711	$6,201,210

Alcoholic Beverages - 0.5%
Diageo PLC	931,063	$28,886,845
Diageo PLC, ADR	14,890	1,855,145

		$30,741,990
Apparel Manufacturers - 0.1%
Hanesbrands, Inc.	98,020	$7,496,570

Automotive - 1.7%
Delphi Automotive PLC	379,670	$25,764,406
General Motors Co.	1,146,358	39,457,642
Johnson Controls, Inc.	599,553	28,370,848
Magna International, Inc.	214,650	20,635,913

		$114,228,809
Broadcasting - 1.5%
Omnicom Group, Inc.	309,642	$22,480,009
Time Warner, Inc.	279,138	18,236,086
Twenty-First Century Fox, Inc.	235,671	7,534,402
Viacom, Inc., “B”	147,251	12,514,862
Walt Disney Co.	512,410	41,028,669

		$101,794,028
Brokerage & Asset Managers - 0.9%
BlackRock, Inc.	75,032	$23,596,063
Franklin Resources, Inc.	507,492	27,495,917
NASDAQ OMX Group, Inc.	224,326	8,286,602

		$59,378,582

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - 0.7%
Accenture PLC, “A”	415,192	$33,099,106
Fidelity National Information Services, Inc.	67,207	3,592,214
Fiserv, Inc. (a)	120,420	6,826,610

		$43,517,930
Cable TV - 1.4%
Comcast Corp., “Special A”	1,109,810	$54,114,336
Time Warner Cable, Inc.	263,940	36,207,289

		$90,321,625
Chemicals - 1.5%
3M Co.	365,311	$49,558,090
Celanese Corp.	138,817	7,705,732
LyondellBasell Industries N.V., “A”	92,090	8,190,485
PPG Industries, Inc.	193,253	37,386,725

		$102,841,032
Computer Software - 1.2%
CA, Inc.	266,370	$8,249,479
Microsoft Corp.	463,320	18,991,487
Oracle Corp.	864,527	35,367,800
Symantec Corp.	701,960	14,018,141

		$76,626,907
Computer Software - Systems - 1.7%
Apple, Inc.	15,608	$8,377,438
EMC Corp.	245,050	6,716,821
Hewlett-Packard Co.	1,535,773	49,697,614
International Business Machines Corp.	215,308	41,444,637
Western Digital Corp.	76,110	6,988,420

		$113,224,930
Construction - 0.2%
Stanley Black & Decker, Inc.	173,378	$14,085,229

Consumer Products - 0.6%
Procter & Gamble Co.	429,118	$34,586,911
Reckitt Benckiser Group PLC	88,758	7,231,435

		$41,818,346
Containers - 0.2%
Crown Holdings, Inc. (a)	107,080	$4,790,759
Packaging Corp. of America	84,110	5,918,821

		$10,709,580

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 1.4%
Danaher Corp.	657,276	$49,295,700
Pentair Ltd.	155,577	12,343,479
Siemens AG	80,417	10,823,839
Tyco International Ltd.	554,523	23,511,775

		$95,974,793
Electronics - 0.9%
Hoya Corp.	210,300	$6,546,470
Intel Corp.	565,918	14,606,344
Microchip Technology, Inc.	658,360	31,443,274
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	443,060	8,870,061

		$61,466,149
Energy - Independent - 2.2%
Anadarko Petroleum Corp.	179,961	$15,253,494
Apache Corp.	232,398	19,277,414
Canadian Natural Resources Ltd.	170,118	6,527,428
EOG Resources, Inc.	26,503	5,199,094
EQT Corp.	105,881	10,267,281
Marathon Petroleum Corp.	144,140	12,545,946
Noble Energy, Inc.	289,987	20,600,676
Occidental Petroleum Corp.	325,802	31,045,673
Valero Energy Corp.	424,280	22,529,268

		$143,246,274
Energy - Integrated - 2.6%
Chevron Corp.	422,826	$50,278,240
Exxon Mobil Corp.	948,268	92,626,818
Petroleo Brasileiro S.A., ADR (l)	615,340	8,534,766
Royal Dutch Shell PLC, “A”	520,436	19,010,099

		$170,449,923
Engineering - Construction - 0.1%
Fluor Corp.	77,594	$6,031,382

Entertainment - 0.1%
Regal Entertainment Group, “A” (l)	190,540	$3,559,287

Food & Beverages - 2.2%
Coca-Cola Co.	196,108	$7,581,535
Coca-Cola Enterprises, Inc.	94,797	4,527,505
Dr Pepper Snapple Group, Inc.	117,651	6,407,273
General Mills, Inc.	807,430	41,841,023
Groupe Danone	244,740	17,306,734

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Ingredion, Inc.	73,960	$5,035,197
Kellogg Co.	59,984	3,761,597
Kraft Foods Group, Inc.	39,128	2,195,081
Mondelez International, Inc.	213,295	7,369,342
Nestle S.A.	541,370	40,753,547
Nestle S.A., ADR	31,900	2,399,518
Tyson Foods, Inc., “A”	230,600	10,148,706

		$149,327,058
Food & Drug Stores - 1.5%
CVS Caremark Corp.	868,149	$64,989,634
Kroger Co.	632,530	27,609,935
Walgreen Co.	98,847	6,526,867

		$99,126,436
Gaming & Lodging - 0.2%
Hilton Worldwide Holdings, Inc. (a)	95,880	$2,132,371
Wynn Resorts Ltd.	46,844	10,406,395

		$12,538,766
General Merchandise - 1.0%
Kohl’s Corp.	238,455	$13,544,244
Macy’s, Inc.	361,850	21,454,087
Target Corp.	571,800	34,599,618

		$69,597,949
Insurance - 4.0%
ACE Ltd.	354,899	$35,156,295
American International Group, Inc.	103,110	5,156,531
Aon PLC	260,899	21,988,568
Chubb Corp.	104,910	9,368,463
Delta Lloyd N.V.	569,910	15,800,872
Everest Re Group Ltd.	61,868	9,468,897
MetLife, Inc.	1,213,410	64,068,048
Prudential Financial, Inc.	415,869	35,203,311
Travelers Cos., Inc.	453,330	38,578,383
Validus Holdings Ltd.	419,850	15,832,544
Zurich Insurance Group AG	44,309	13,602,695

		$264,224,607
Internet - 0.6%
Facebook, Inc., “A “ (a)	358,590	$21,601,462
Google, Inc., “A” (a)	16,389	18,265,704

		$39,867,166

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - 0.2%
Hasbro, Inc.	217,713	$12,109,197
Mattel, Inc.	68,550	2,749,541

		$14,858,738
Machinery & Tools - 0.9%
Cummins, Inc.	145,629	$21,697,265
Eaton Corp. PLC	291,916	21,928,730
Illinois Tool Works, Inc.	190,117	15,462,216

		$59,088,211
Major Banks - 6.7%
Bank of America Corp.	1,050,626	$18,070,767
Bank of New York Mellon Corp.	1,223,802	43,187,973
BOC Hong Kong Holdings Ltd.	1,305,000	3,718,236
Goldman Sachs Group, Inc.	261,953	42,920,999
HSBC Holdings PLC	749,046	7,586,290
JPMorgan Chase & Co.	2,573,811	156,256,066
Mizuho Financial Group, Inc.	4,784,900	9,457,149
Morgan Stanley	338,222	10,542,380
PNC Financial Services Group, Inc.	191,194	16,633,878
State Street Corp.	380,463	26,461,202
Sumitomo Mitsui Financial Group, Inc.	166,800	7,125,139
Wells Fargo & Co.	2,102,490	104,577,853

		$446,537,932
Medical & Health Technology & Services - 0.8%
AmerisourceBergen Corp.	101,824	$6,678,636
Cardinal Health, Inc.	298,890	20,916,322
Express Scripts Holding Co. (a)	294,874	22,142,089
Quest Diagnostics, Inc.	79,777	4,620,684

		$54,357,731
Medical Equipment - 2.0%
Abbott Laboratories	862,743	$33,224,233
Covidien PLC	357,948	26,366,450
Medtronic, Inc.	243,355	14,976,067
St. Jude Medical, Inc.	368,222	24,078,037
Thermo Fisher Scientific, Inc.	306,695	36,877,007

		$135,521,794
Metals & Mining - 0.4%
Rio Tinto PLC	118,400	$6,587,910
Vale S.A., ADR	818,640	11,321,791
Vale S.A., IPS	654,300	8,175,145

		$26,084,846

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - 0.2%
GDF Suez	564,012	$15,431,441

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	313,315	$12,714,323

Oil Services - 0.4%
Ensco PLC, “A”	251,310	$13,264,142
Noble Corp. PLC	199,261	6,523,805
Schlumberger Ltd.	67,620	6,592,950

		$26,380,897
Other Banks & Diversified Financials - 1.1%
American Express Co.	85,777	$7,722,503
BB&T Corp.	296,370	11,905,183
Discover Financial Services	114,730	6,676,139
Fifth Third Bancorp	192,160	4,410,072
SunTrust Banks, Inc.	150,244	5,978,209
U.S. Bancorp	327,930	14,055,080
Visa, Inc., “A”	77,639	16,759,155
Western Union Co.	214,523	3,509,596

		$71,015,937
Pharmaceuticals - 4.8%
Actavis PLC (a)	48,580	$10,000,193
Bayer AG	61,801	8,359,060
Bristol-Myers Squibb Co.	517,520	26,885,164
Eli Lilly & Co.	336,460	19,804,036
GlaxoSmithKline PLC	411,950	10,930,142
Johnson & Johnson	963,440	94,638,711
Merck & Co., Inc.	541,160	30,721,653
Novartis AG	47,260	4,009,389
Pfizer, Inc.	3,273,825	105,155,259
Roche Holding AG	13,557	4,063,803
Valeant Pharmaceuticals International, Inc. (a)	55,090	7,262,515
Zoetis, Inc.	27,110	784,563

		$322,614,488
Printing & Publishing - 0.1%
McGraw-Hill Cos., Inc.	67,247	$5,130,946
Moody’s Corp.	47,511	3,768,573

		$8,899,519

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 0.2%
Canadian National Railway Co.	139,958	$7,868,439
Union Pacific Corp.	34,430	6,461,134

		$14,329,573
Real Estate - 0.5%
American Capital Agency Corp., REIT	108,260	$2,326,507
Annaly Mortgage Management, Inc., REIT	682,000	7,481,540
Corio N.V., REIT	141,661	6,473,433
Digital Realty Trust, Inc., REIT	273,010	14,491,371
EPR Properties, REIT	95,710	5,109,957

		$35,882,808
Restaurants - 0.3%
McDonald’s Corp.	223,904	$21,949,309

Specialty Chemicals - 0.3%
FMC Corp.	89,110	$6,822,262
Marine Harvest A.S.A	306,540	3,470,960
Praxair, Inc.	49,644	6,501,875
Valspar Corp.	16,390	1,182,047

		$17,977,144
Specialty Stores - 0.3%
Advance Auto Parts, Inc.	59,143	$7,481,590
Bed Bath & Beyond, Inc. (a)	48,500	3,336,800
Staples, Inc.	908,786	10,305,633

		$21,124,023
Telecommunications - Wireless - 0.1%
Vodafone Group PLC	2,234,853	$8,208,015

Telephone Services - 2.0%
AT&T, Inc.	514,544	$18,045,058
Bezeq - The Israel Telecommunication Corp. Ltd.	1,640,980	2,922,474
CenturyLink, Inc.	407,133	13,370,248
Frontier Communications Corp. (l)	3,859,220	21,997,554
TDC A.S.	1,062,035	9,818,143
Telecom Italia S.p.A.	5,949,678	5,565,474
Telefonica Brasil S.A., ADR (l)	275,550	5,852,682
Verizon Communications, Inc.	1,127,837	53,651,206
Windstream Holdings, Inc. (l)	409,790	3,376,670

		$134,599,509

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 2.8%
Altria Group, Inc.	622,260	$23,291,192
Imperial Tobacco Group PLC	62,958	2,543,191
Japan Tobacco, Inc.	315,300	9,897,515
Lorillard, Inc.	949,620	51,355,450
Philip Morris International, Inc.	1,228,476	100,575,330

		$187,662,678
Trucking - 0.4%
United Parcel Service, Inc., “B”	297,515	$28,972,011

Utilities - Electric Power - 1.5%
American Electric Power Co., Inc.	309,630	$15,685,856
Companhia Energetica de Minas Gerais, IPS	1,750,715	11,766,595
Duke Energy Corp.	136,180	9,698,740
E.ON AG	650,452	12,715,591
Edison International	74,610	4,223,672
NRG Energy, Inc.	193,338	6,148,148
PG&E Corp.	257,600	11,128,320
PPL Corp.	579,149	19,192,998
Public Service Enterprise Group, Inc.	249,931	9,532,368

		$100,092,288
Total Common Stocks (Identified Cost, $2,739,923,632)		$3,902,328,172

Bonds - 39.2%
Agency - Other - 0.1%
Financing Corp., 9.65%, 11/02/18	$2,850,000	$3,826,316

Asset-Backed & Securitized - 2.0%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.753%, 12/28/40 (z)	$6,248,680	$4,135,739
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	629,862	74,028
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	224,385	230,192
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	7,105,112	7,775,913
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 9/15/40	9,759,829	10,770,274
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 10/25/36	2,881,458	2,725,318
Goldman Sachs Mortgage Securities Corp., FRN, 5.819%, 8/10/45	19,763,928	21,916,536
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 7/15/42	828,000	860,328
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.96%, 2/15/51	6,810,124	6,842,506
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.815%, 6/15/49	8,257,080	9,128,986

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 9/12/37	$1,200,000	$1,256,954
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.546%, 5/15/41	143,345	143,177
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.841%, 6/12/50	1,408,639	1,444,951
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.745%, 6/12/50	22,737,134	25,150,976
Morgan Stanley Capital I, Inc., FRN, 0.575%, 11/15/30 (i)(n)	14,378,809	390,658
Race Point CLO Ltd., “A1A”, FRN, 0.438%, 8/01/21 (n)	4,250,773	4,209,209
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	6,589,757	5,293,097
Spirit Master Funding LLC, 5.05%, 7/20/23 (z)	5,637,029	5,772,881
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.953%, 2/15/51	9,392,500	10,290,695
Wachovia Bank Commercial Mortgage Trust, FRN, 5.741%, 6/15/49	11,717,014	12,915,676

		$131,328,094
Automotive - 0.2%
Nissan Motor Acceptance Corp., 2.35%, 3/04/19 (n)	$2,097,000	$2,084,282
Toyota Motor Credit Corp., 3.2%, 6/17/15	3,480,000	3,591,492
Toyota Motor Credit Corp., 3.4%, 9/15/21	4,890,000	5,031,404
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	4,856,000	4,995,367

		$15,702,545
Broadcasting - 0.2%
Discovery Communications, Inc., 4.875%, 4/01/43	$3,740,000	$3,643,100
News America, Inc., 8.5%, 2/23/25	5,903,000	7,694,283

		$11,337,383
Cable TV - 0.3%
Comcast Corp., 2.85%, 1/15/23	$6,030,000	$5,813,475
DIRECTV Holdings LLC, 4.6%, 2/15/21	3,220,000	3,397,303
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	7,170,000	9,880,877

		$19,091,655
Computer Software - Systems - 0.0%
Apple, Inc., 3.85%, 5/04/43	$2,060,000	$1,826,808

Conglomerates - 0.1%
ABB Finance (USA), Inc., 2.875%, 5/08/22	$1,772,000	$1,723,219
General Electric Co., 2.7%, 10/09/22	5,120,000	4,962,335
United Technologies Corp., 3.1%, 6/01/22	2,450,000	2,445,661

		$9,131,215

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	$6,003,000	$6,041,569

Consumer Services - 0.0%
eBay, Inc., 1.35%, 7/15/17	$1,644,000	$1,643,525

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)	$3,942,000	$4,161,684

Emerging Market Quasi-Sovereign - 0.3%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	$5,880,000	$5,779,934
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)	1,789,000	1,809,649
Petroleos Mexicanos, 3.125%, 1/23/19 (z)	2,358,000	2,414,592
Petroleos Mexicanos, 8%, 5/03/19	4,145,000	5,056,900
Qtel International Finance Ltd., 6.5%, 6/10/14 (n)	1,395,000	1,406,021
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	2,840,320	3,024,941

		$19,492,037
Emerging Market Sovereign - 0.1%
Republic of Peru, 7.35%, 7/21/25	$551,000	$708,724
United Mexican States, 4.75%, 3/08/44	7,817,000	7,426,150

		$8,134,874
Energy - Independent - 0.1%
Apache Corp., 3.25%, 4/15/22	$2,382,000	$2,402,571
Apache Corp., 4.75%, 4/15/43	1,827,000	1,836,643
EOG Resources, Inc., 2.625%, 3/15/23	1,718,000	1,623,067
Hess Corp., 8.125%, 2/15/19	1,740,000	2,178,393

		$8,040,674
Energy - Integrated - 0.6%
BP Capital Markets PLC, 4.5%, 10/01/20	$1,661,000	$1,806,876
BP Capital Markets PLC, 4.742%, 3/11/21	4,892,000	5,427,219
Husky Energy, Inc., 5.9%, 6/15/14	4,370,000	4,417,559
Husky Energy, Inc., 7.25%, 12/15/19	4,453,000	5,447,564
Petro-Canada, 6.05%, 5/15/18	9,475,000	10,910,406
Total Capital International S.A., 1.55%, 6/28/17	7,071,000	7,140,536
Total Capital International S.A., 3.75%, 4/10/24	6,370,000	6,505,681

		$41,655,841
Financial Institutions - 0.1%
General Electric Capital Corp., 2.3%, 1/14/19	$5,500,000	$5,549,324
General Electric Capital Corp., 3.1%, 1/09/23	3,339,000	3,267,378

		$8,816,702

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/39	$5,850,000	$8,793,966
Conagra Foods, Inc., 3.2%, 1/25/23	2,934,000	2,802,193
Diageo Capital PLC, 2.625%, 4/29/23	6,190,000	5,769,996
Kraft Foods Group, Inc., 3.5%, 6/06/22	2,361,000	2,375,232
Kraft Foods Group, Inc., 5%, 6/04/42	2,130,000	2,230,436
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	1,411,000	1,415,081

		$23,386,904
Insurance - 0.2%
American International Group, Inc., 4.875%, 6/01/22	$10,460,000	$11,453,930
Metropolitan Life Global Funding I, 5.125%, 6/10/14 (n)	1,320,000	1,332,036

		$12,785,966
Insurance - Health - 0.1%
WellPoint, Inc., 3.3%, 1/15/23	$3,410,000	$3,270,135

Insurance - Property & Casualty - 0.4%
ACE Ltd., 2.7%, 3/13/23	$5,960,000	$5,634,131
Allstate Corp., 5.75%, 8/15/53	1,774,000	1,862,700
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	8,200,000	9,102,000
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	3,278,000	3,326,665
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	5,360,000	5,859,397
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	2,925,000	3,137,063

		$28,921,956
International Market Quasi-Sovereign - 0.3%
Achmea Hypotheekbank N.V., 3.2%, 11/03/14 (n)	$394,000	$400,698
KFW International Finance, Inc., 4.875%, 6/17/19	7,250,000	8,278,268
Societe Financement de l’ Economie Francaise, 3.375%, 5/05/14 (n)	4,053,000	4,064,332
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)	10,140,000	9,336,729

		$22,080,027
International Market Sovereign - 0.1%
Republic of Iceland, 4.875%, 6/16/16 (n)	$5,610,000	$5,911,538

Internet - 0.1%
Baidu, Inc., 3.5%, 11/28/22	$6,460,000	$6,150,592

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	$5,815,000	$8,154,898

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)	$5,970,000	$6,717,217

Major Banks - 2.1%
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)	$2,600,000	$2,689,068
Bank of America Corp., 7.375%, 5/15/14	2,825,000	2,847,736
Bank of America Corp., 5.49%, 3/15/19	4,135,000	4,592,922
Bank of America Corp., 7.625%, 6/01/19	3,980,000	4,898,473
Bank of America Corp., 4.1%, 7/24/23	7,970,000	8,084,099
Bank of America Corp., 4.125%, 1/22/24	10,657,000	10,777,094
BNP Paribas, 7.195% to 6/29/37, FRN to 6/29/49 (n)	3,200,000	3,416,000
Commonwealth Bank of Australia, 5%, 10/15/19 (n)	3,930,000	4,381,911
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	6,960,000	7,638,600
Credit Suisse New York, 5.5%, 5/01/14	5,410,000	5,432,111
Goldman Sachs Group, Inc., 5.625%, 1/15/17	7,504,000	8,284,138
HSBC Holdings PLC, 5.1%, 4/05/21	3,688,000	4,123,568
HSBC Holdings PLC, 5.25%, 3/14/44	1,394,000	1,409,551
ING Bank N.V., 3.75%, 3/07/17 (n)	4,761,000	5,061,205
ING Bank N.V., 5.8%, 9/25/23 (n)	6,238,000	6,652,496
JPMorgan Chase & Co., 6.3%, 4/23/19	6,750,000	7,935,854
JPMorgan Chase & Co., 3.25%, 9/23/22	1,884,000	1,855,911
JPMorgan Chase & Co., 3.2%, 1/25/23	7,972,000	7,730,209
JPMorgan Chase & Co., 3.875%, 2/01/24	7,865,000	7,935,565
Morgan Stanley, 6.625%, 4/01/18	11,740,000	13,686,034
PNC Funding Corp., 5.625%, 2/01/17	6,510,000	7,206,869
Royal Bank of Scotland PLC, 2.55%, 9/18/15	1,405,000	1,434,799
Wachovia Corp., 5.25%, 8/01/14	4,613,000	4,686,218
Wells Fargo & Co., 2.1%, 5/08/17	6,600,000	6,757,945

		$139,518,376
Medical & Health Technology & Services - 0.3%
Baxter International, Inc., 3.2%, 6/15/23	$3,460,000	$3,375,005
CareFusion Corp., 6.375%, 8/01/19	6,240,000	7,123,771
Express Scripts Holding Co., 2.65%, 2/15/17	7,200,000	7,446,024

		$17,944,800
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	$5,930,000	$5,670,106
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22	5,540,000	5,542,100
Vale Overseas Ltd., 4.625%, 9/15/20	1,631,000	1,694,857
Vale Overseas Ltd., 6.875%, 11/10/39	1,269,000	1,356,654

		$14,263,717

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - 11.2%
Fannie Mae, 2.62%, 5/01/23	$689,873	$668,683
Fannie Mae, 3.5%, 7/01/43	12,373,308	12,457,013
Fannie Mae, 4.787%, 8/01/14	829,691	832,085
Fannie Mae, 4.962%, 1/01/15	90,784	90,448
Fannie Mae, 4.908%, 4/01/15	2,051,280	2,099,220
Fannie Mae, 4.78%, 8/01/15	2,146,570	2,218,430
Fannie Mae, 4.856%, 8/01/15	599,553	619,299
Fannie Mae, 5.19%, 11/01/15	1,248,367	1,309,496
Fannie Mae, 5.663%, 2/01/16	1,134,961	1,210,774
Fannie Mae, 5.732%, 7/01/16	1,847,893	2,016,699
Fannie Mae, 5.09%, 12/01/16	1,967,278	2,148,387
Fannie Mae, 5.05%, 1/01/17	2,354,545	2,531,470
Fannie Mae, 6%, 1/01/17 - 7/01/37	27,808,470	30,789,374
Fannie Mae, 5.5%, 11/01/17 - 4/01/40	49,380,417	54,699,775
Fannie Mae, 3.8%, 2/01/18	773,016	822,170
Fannie Mae, 3.91%, 2/01/18	1,149,589	1,236,608
Fannie Mae, 5%, 2/01/18 - 3/01/41	32,242,274	35,113,410
Fannie Mae, 4.5%, 6/01/18 - 4/01/41	19,386,812	20,727,213
Fannie Mae, 3.849%, 7/01/18	1,406,132	1,514,664
Fannie Mae, 2.578%, 9/25/18	4,000,000	4,123,724
Fannie Mae, 4.6%, 9/01/19	755,663	831,142
Fannie Mae, 4.88%, 3/01/20	461,560	500,310
Fannie Mae, 2.67%, 3/01/22	966,436	952,809
Fannie Mae, 2.73%, 4/01/23	689,280	673,736
Fannie Mae, 2.41%, 5/01/23	1,045,259	997,488
Fannie Mae, 2.55%, 5/01/23	985,694	950,562
Fannie Mae, 2.59%, 5/01/23	1,029,970	995,493
Fannie Mae, 3%, 3/01/27 - 4/01/27	4,568,435	4,697,394
Fannie Mae, 2.5%, 2/01/28 - 5/01/28	4,208,432	4,210,171
Fannie Mae, 7.5%, 3/01/30 - 2/01/32	436,515	498,800
Fannie Mae, 6.5%, 6/01/31 - 7/01/37	9,746,236	11,053,925
Fannie Mae, 4%, 2/01/41	1,937,946	2,014,320
Fannie Mae, 3.5%, 11/01/41 - 6/01/43	12,053,172	12,139,499
Fannie Mae, 3.5%, 4/01/43 - 9/01/43	48,437,264	48,765,611
Fannie Mae, TBA, 3%, 5/25/29	30,743,000	31,492,361
Fannie Mae, TBA, 4%, 5/25/44	72,810,000	75,415,233
Fannie Mae, TBA, 4.5%, 5/25/44	33,542,000	35,659,340
Freddie Mac, 3.034%, 10/25/20	1,781,000	1,834,840
Freddie Mac, 6%, 4/01/16 - 6/01/37	15,446,983	17,205,237
Freddie Mac, 3.882%, 11/25/17	2,574,445	2,758,878
Freddie Mac, 5%, 12/01/17 - 7/01/39	19,053,342	20,679,749
Freddie Mac, 3.154%, 2/25/18	712,000	750,991
Freddie Mac, 2.412%, 8/25/18	1,963,000	2,010,014

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 4.5%, 1/01/19 - 10/01/39	$12,510,494	$13,333,657
Freddie Mac, 5.5%, 1/01/19 - 10/01/35	13,814,021	15,252,838
Freddie Mac, 5.085%, 3/25/19	6,789,000	7,655,168
Freddie Mac, 1.869%, 11/25/19	2,123,000	2,073,780
Freddie Mac, 2.313%, 3/25/20	600,000	596,637
Freddie Mac, 3.808%, 8/25/20	5,739,000	6,141,005
Freddie Mac, 2.682%, 10/25/22	1,960,000	1,905,373
Freddie Mac, 3.32%, 2/25/23	1,059,000	1,073,609
Freddie Mac, 3.458%, 8/25/23	5,373,000	5,477,166
Freddie Mac, 6.5%, 5/01/34 - 7/01/37	5,498,034	6,184,772
Freddie Mac, 4%, 11/01/40 - 11/01/43	30,284,102	31,429,900
Freddie Mac, 3.5%, 2/01/42 - 8/01/43	29,929,029	30,119,188
Freddie Mac, 3%, 4/01/43 - 7/01/43	34,264,413	33,090,774
Freddie Mac, TBA, 4%, 5/15/44	19,172,000	19,819,804
Ginnie Mae, 4.5%, 6/20/41	1,709,001	1,842,755
Ginnie Mae, 4%, 2/20/42	5,132,430	5,400,491
Ginnie Mae, 3%, 2/15/43 - 6/20/43	12,659,569	12,478,206
Ginnie Mae, 6%, 9/15/32 - 1/15/38	7,522,847	8,593,980
Ginnie Mae, 5.5%, 12/15/32 - 4/20/35	7,338,778	8,150,994
Ginnie Mae, 4.5%, 7/15/33 - 1/20/41	18,575,752	20,107,106
Ginnie Mae, 5%, 7/20/33 - 10/15/34	2,132,870	2,348,552
Ginnie Mae, 4%, 1/20/41 - 4/20/41	16,838,836	17,727,726
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	32,386,860	33,104,993
Ginnie Mae, 3%, 7/20/43	5,205,907	5,132,636
Ginnie Mae, TBA, 4.5%, 5/15/44	6,636,000	7,134,737

		$750,492,692
Natural Gas - Pipeline - 0.4%
Energy Transfer Partners LP, 3.6%, 2/01/23	$3,288,000	$3,144,906
Energy Transfer Partners LP, 4.9%, 2/01/24	2,630,000	2,737,180
Enterprise Products Operating LP, 6.5%, 1/31/19	5,184,000	6,130,749
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	5,700,000	5,665,903
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	2,520,000	3,179,600
Spectra Energy Capital LLC, 8%, 10/01/19	5,327,000	6,527,264

		$27,385,602
Network & Telecom - 0.3%
Verizon Communications, Inc., 6.4%, 9/15/33	$7,225,000	$8,577,860
Verizon Communications, Inc., 6.55%, 9/15/43	10,620,000	12,923,850

		$21,501,710
Oil Services - 0.1%
Transocean, Inc., 3.8%, 10/15/22	$2,855,000	$2,729,403

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - 1.1%
American Express Co., 5.5%, 9/12/16	$6,317,000	$6,994,454
Banco Bradesco S.A., 6.75%, 9/29/19 (n)	3,383,000	3,814,333
Banco de Credito del Peru, 5.375%, 9/16/20	4,872,000	5,158,230
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/23 (n)	4,960,000	5,133,848
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	4,730,000	5,179,350
Capital One Financial Corp., 6.15%, 9/01/16	8,680,000	9,686,967
Citigroup, Inc., 2.5%, 9/26/18	10,880,000	10,939,068
Discover Bank, 4.2%, 8/08/23	4,000,000	4,101,152
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	5,168,000	6,666,720
SunTrust Banks, Inc., 2.35%, 11/01/18	2,541,000	2,541,907
Svenska Handelsbanken AB, 4.875%, 6/10/14 (n)	5,000,000	5,042,415
Swedbank AB, 2.125%, 9/29/17 (n)	1,317,000	1,331,014
U.S. Bancorp, 3.7%, 1/30/24	4,692,000	4,755,459

		$71,344,917
Pharmaceuticals - 0.5%
AbbVie, Inc., 1.2%, 11/06/15	$10,860,000	$10,952,679
Gilead Sciences, Inc., 3.7%, 4/01/24	1,862,000	1,862,780
Hospira, Inc., 6.05%, 3/30/17	5,813,000	6,434,596
Roche Holdings, Inc., 6%, 3/01/19 (n)	4,251,000	4,994,330
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/21	7,330,000	7,342,182

		$31,586,567
Real Estate - 0.4%
Boston Properties, Inc., REIT, 5%, 6/01/15	$2,006,000	$2,102,438
ERP Operating LP, REIT, 5.375%, 8/01/16	1,460,000	1,604,806
ERP Operating LP, REIT, 4.625%, 12/15/21	5,212,000	5,634,610
HCP, Inc., REIT, 5.375%, 2/01/21	4,146,000	4,641,994
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	4,500,000	4,895,384
WEA Finance LLC, 6.75%, 9/02/19 (n)	1,505,000	1,809,141
WEA Finance LLC, REIT, 4.625%, 5/10/21 (n)	5,810,000	6,357,476

		$27,045,849
Retailers - 0.4%
Gap, Inc., 5.95%, 4/12/21	$3,740,000	$4,210,945
Home Depot, Inc., 3.75%, 2/15/24	3,600,000	3,677,558
Home Depot, Inc., 5.95%, 4/01/41	1,578,000	1,914,894
Limited Brands, Inc., 5.25%, 11/01/14	2,262,000	2,310,068
Wal-Mart Stores, Inc., 5.25%, 9/01/35	12,347,000	13,928,824

		$26,042,289
Supermarkets - 0.1%
The Kroger Co., 4%, 2/01/24	$8,000,000	$8,086,072

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supranational - 0.1%
Asian Development Bank, 2.75%, 5/21/14	$5,390,000	$5,409,081
Asian Development Bank, 1.125%, 3/15/17	3,322,000	3,335,089

		$8,744,170
Telecommunications - Wireless - 0.3%
American Tower Trust I, 3.07%, 3/15/23 (n)	$5,960,000	$5,697,289
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	3,852,000	4,415,582
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	2,040,000	2,211,952
Rogers Communications, Inc., 6.8%, 8/15/18	8,529,000	10,129,586

		$22,454,409
Tobacco - 0.2%
Altria Group, Inc., 2.85%, 8/09/22	$6,040,000	$5,667,948
B.A.T. International Finance PLC, 3.25%, 6/07/22 (n)	5,833,000	5,724,022

		$11,391,970
Transportation - Services - 0.1%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$6,381,000	$8,025,141

U.S. Government Agencies and Equivalents - 0.3%
Aid-Egypt, 4.45%, 9/15/15	$9,559,000	$10,122,694
Small Business Administration, 4.35%, 7/01/23	561,085	593,349
Small Business Administration, 4.77%, 4/01/24	1,681,477	1,788,400
Small Business Administration, 5.18%, 5/01/24	2,795,551	3,029,030
Small Business Administration, 5.52%, 6/01/24	1,468,285	1,598,681
Small Business Administration, 4.99%, 9/01/24	2,426,209	2,626,100
Small Business Administration, 4.95%, 3/01/25	1,955,041	2,093,007

		$21,851,261
U.S. Treasury Obligations - 14.4%
U.S. Treasury Bonds, 8.5%, 2/15/20	$2,148,000	$2,931,517
U.S. Treasury Bonds, 6%, 2/15/26	1,524,000	2,003,822
U.S. Treasury Bonds, 6.75%, 8/15/26	926,000	1,296,834
U.S. Treasury Bonds, 5.25%, 2/15/29	5,294,000	6,623,292
U.S. Treasury Bonds, 5.375%, 2/15/31	4,690,000	5,999,537
U.S. Treasury Bonds, 4.5%, 2/15/36	1,557,000	1,827,529
U.S. Treasury Bonds, 5%, 5/15/37	2,452,000	3,079,560
U.S. Treasury Bonds, 4.5%, 8/15/39	138,888,000	163,367,010
U.S. Treasury Notes, 4.75%, 5/15/14	2,962,000	2,978,661
U.S. Treasury Notes, 2.125%, 5/31/15	179,336,000	183,413,025
U.S. Treasury Notes, 4.25%, 8/15/15	856,000	903,448
U.S. Treasury Notes, 0.375%, 2/15/16	95,901,500	95,897,760
U.S. Treasury Notes, 2.625%, 2/29/16	4,568,000	4,762,140
U.S. Treasury Notes, 0.875%, 12/31/16	204,051,000	204,529,296

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 4.75%, 8/15/17	$2,870,000	$3,217,988
U.S. Treasury Notes, 3.75%, 11/15/18	4,535,000	4,971,494
U.S. Treasury Notes, 3.125%, 5/15/19	52,370,000	55,859,989
U.S. Treasury Notes, 3.5%, 5/15/20	55,133,000	59,728,832
U.S. Treasury Notes, 3.125%, 5/15/21	147,456,000	155,312,603

		$958,704,337
Utilities - Electric Power - 0.6%
MidAmerican Energy Holdings Co., 3.75%, 11/15/23 (n)	$3,550,000	$3,531,618
MidAmerican Funding LLC, 6.927%, 3/01/29	2,785,000	3,466,785
Oncor Electric Delivery Co., 7%, 9/01/22	4,555,000	5,660,990
Pacific Gas & Electric Co., 4.6%, 6/15/43	4,920,000	4,930,676
PPL Capital Funding, Inc., 5%, 3/15/44	1,773,000	1,796,132
PPL Corp., 3.4%, 6/01/23	4,920,000	4,759,731
Progress Energy, Inc., 3.15%, 4/01/22	6,169,000	6,059,963
PSEG Power LLC, 5.32%, 9/15/16	5,099,000	5,616,390
Waterford 3 Funding Corp., 8.09%, 1/02/17	2,987,364	2,982,719

		$38,805,004
Total Bonds (Identified Cost, $2,544,236,832)		$2,615,528,441

Convertible Preferred Stocks - 0.2%
Aerospace - 0.0%
United Technologies Corp., 7.5%	27,887	$1,856,438

Utilities - Electric Power - 0.2%
PPL Corp., 8.75%	158,840	$8,688,548
Total Convertible Preferred Stocks (Identified Cost, $10,263,565)		$10,544,986

Money Market Funds - 4.5%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	303,389,881	$303,389,881

Collateral for Securities Loaned - 0.5%
JPMorgan Prime Money Market Fund, 0.06%, at Cost and Net Asset Value (j)	32,576,528	$32,576,528
Total Investments (Identified Cost, $5,630,390,438)		$6,864,368,008

Other Assets, Less Liabilities - (2.8)%		(187,157,102)
Net Assets - 100.0%		$6,677,210,906

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $169,548,376, representing 2.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.753%, 12/28/40	3/01/06	$6,248,680	$4,135,739
BlackRock Capital Finance LP, 7.75%, 9/25/26	10/10/96	612,970	74,028
Petroleos Mexicanos, 3.125%, 1/23/19	1/15/14	2,358,000	2,414,592
Spirit Master Funding LLC, 5.05%, 7/20/23	10/04/05	5,591,035	5,772,881
Total Restricted Securities			$12,397,240
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $5,327,000,557)	$6,560,978,127
Underlying affiliated funds, at cost and value	303,389,881
Total investments, at value, including $32,061,271 of securities on loan (identified cost, $5,630,390,438)	$6,864,368,008
Cash	601,108
Receivables for
Investments sold	6,432,066
Fund shares sold	7,575,718
Interest and dividends	23,298,992
Other assets	74,139
Total assets	$6,902,350,031
Liabilities
Payables for
Distributions	$931,242
Investments purchased	5,756,980
TBA purchase commitments	170,173,057
Fund shares reacquired	10,372,847
Collateral for securities loaned, at value	32,576,528
Payable to affiliates
Investment adviser	259,724
Shareholder servicing costs	4,524,718
Distribution and service fees	231,346
Program manager fees	148
Payable for independent Trustees’ compensation	141,539
Accrued expenses and other liabilities	170,996
Total liabilities	$225,139,125
Net assets	$6,677,210,906
Net assets consist of
Paid-in capital	$5,417,857,032
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,233,994,865
Accumulated net realized gain (loss) on investments and foreign currency	28,575,899
Accumulated distributions in excess of net investment income	(3,216,890)
Net assets	$6,677,210,906
Shares of beneficial interest outstanding	374,274,685

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,646,478,256	260,663,154	$17.83
Class B	262,299,606	14,702,399	17.84
Class C	904,811,021	50,498,559	17.92
Class I	183,827,866	10,314,098	17.82
Class R1	17,324,581	973,014	17.81
Class R2	167,277,834	9,360,023	17.87
Class R3	229,504,243	12,867,854	17.84
Class R4	211,996,926	11,883,471	17.84
Class R5	26,491,137	1,486,293	17.82
Class 529A	17,141,843	963,749	17.79
Class 529B	2,401,758	134,647	17.84
Class 529C	7,655,835	427,424	17.91

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $18.92 [100 / 94.25 x $17.83] and $18.88 [100 / 94.25 x $17.79], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$50,641,703
Interest	39,791,391
Dividends from underlying affiliated funds	241,004
Foreign taxes withheld	(462,204)
Total investment income	$90,211,894
Expenses
Management fee	$11,342,441
Distribution and service fees	12,214,217
Program manager fees	13,058
Shareholder servicing costs	3,653,729
Administrative services fee	235,846
Independent Trustees’ compensation	55,761
Custodian fee	133,576
Shareholder communications	126,304
Audit and tax fees	38,447
Legal fees	30,948
Miscellaneous	190,687
Total expenses	$28,035,014
Fees paid indirectly	(65)
Reduction of expenses by investment adviser and distributor	(138,172)
Net expenses	$27,896,777
Net investment income	$62,315,117
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$106,950,160
Foreign currency	62,096
Net realized gain (loss) on investments and foreign currency	$107,012,256
Change in unrealized appreciation (depreciation)
Investments	$340,903,843
Translation of assets and liabilities in foreign currencies	(19,546)
Net unrealized gain (loss) on investments and foreign currency translation	$340,884,297
Net realized and unrealized gain (loss) on investments and foreign currency	$447,896,553
Change in net assets from operations	$510,211,670

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/14 (unaudited)	Year ended 9/30/13
From operations
Net investment income	$62,315,117	$118,655,181
Net realized gain (loss) on investments and foreign currency	107,012,256	580,226,693
Net unrealized gain (loss) on investments and foreign currency translation	340,884,297	18,450,207
Change in net assets from operations	$510,211,670	$717,332,081
Distributions declared to shareholders
From net investment income	$(63,636,127)	$(127,400,078)
From net realized gain on investments	(52,872,854)	—
Total distributions declared to shareholders	$(116,508,981)	$—
Change in net assets from fund share transactions	$39,611,943	$(241,060,316)
Total change in net assets	$433,314,632	$348,871,687
Net assets
At beginning of period	6,243,896,274	5,895,024,587
At end of period (including accumulated distributions in excess of net investment income of $3,216,890 and $1,895,880, respectively)	$6,677,210,906	$6,243,896,274

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.77		$15.19	$13.18	$13.46	$12.84	$13.17
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.34	$0.34	$0.32	$0.31	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	1.20		1.60	2.04	(0.28)	0.63	(0.31)
Total from investment operations	$1.38		$1.94	$2.38	$0.04	$0.94	$0.03
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.37)	$(0.32)	$(0.32)	$(0.36)
From net realized gain on investments	(0.14)		—	—	—	—	—
Total distributions declared to shareholders	$(0.32)		$(0.36)	$(0.37)	$(0.32)	$(0.32)	$(0.36)
Net asset value, end of period (x)	$17.83		$16.77	$15.19	$13.18	$13.46	$12.84
Total return (%) (r)(s)(t)(x)	8.31	(n)	12.93	18.21	0.14	7.45	0.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.75	0.77	0.79	0.88	0.92
Expenses after expense reductions (f)	0.73	(a)	0.75	0.77	0.79	0.88	0.92
Net investment income	2.05	(a)	2.11	2.33	2.28	2.36	2.94
Portfolio turnover	20	(n)	53	23	24	32	56
Net assets at end of period (000 omitted)	$4,646,478		$4,399,349	$4,152,753	$3,898,883	$4,357,041	$4,373,436

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.78		$15.20	$13.19	$13.47	$12.84	$13.17
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22	$0.23	$0.22	$0.23	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	1.20		1.60	2.04	(0.29)	0.64	(0.31)
Total from investment operations	$1.31		$1.82	$2.27	$(0.07)	$0.87	$(0.05)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)	$(0.26)	$(0.21)	$(0.24)	$(0.28)
From net realized gain on investments	(0.14)		—	—	—	—	—
Total distributions declared to shareholders	$(0.25)		$(0.24)	$(0.26)	$(0.21)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$17.84		$16.78	$15.20	$13.19	$13.47	$12.84
Total return (%) (r)(s)(t)(x)	7.89	(n)	12.05	17.30	(0.60)	6.81	(0.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.50	1.52	1.52	1.53	1.57
Expenses after expense reductions (f)	1.49	(a)	1.50	1.52	1.52	1.53	1.57
Net investment income	1.29	(a)	1.36	1.59	1.55	1.72	2.32
Portfolio turnover	20	(n)	53	23	24	32	56
Net assets at end of period (000 omitted)	$262,300		$272,887	$338,115	$394,233	$574,454	$775,219

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.86		$15.27	$13.25	$13.53	$12.90	$13.23
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22	$0.23	$0.22	$0.23	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	1.21		1.61	2.05	(0.29)	0.64	(0.31)
Total from investment operations	$1.32		$1.83	$2.28	$(0.07)	$0.87	$(0.05)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.26)	$(0.21)	$(0.24)	$(0.28)
From net realized gain on investments	(0.14)		—	—	—	—	—
Total distributions declared to shareholders	$(0.26)		$(0.24)	$(0.26)	$(0.21)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$17.92		$16.86	$15.27	$13.25	$13.53	$12.90
Total return (%) (r)(s)(t)(x)	7.86	(n)	12.08	17.31	(0.59)	6.79	(0.04)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.50	1.52	1.52	1.53	1.57
Expenses after expense reductions (f)	1.49	(a)	1.50	1.52	1.52	1.53	1.57
Net investment income	1.29	(a)	1.35	1.58	1.56	1.71	2.29
Portfolio turnover	20	(n)	53	23	24	32	56
Net assets at end of period (000 omitted)	$904,811		$836,471	$769,540	$734,645	$840,204	$861,667

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class I			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.77		$15.19	$13.18	$13.46	$12.84	$13.17
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.38	$0.37	$0.36	$0.36	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	1.19		1.60	2.05	(0.28)	0.63	(0.31)
Total from investment operations	$1.39		$1.98	$2.42	$0.08	$0.99	$0.07
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.41)	$(0.36)	$(0.37)	$(0.40)
From net realized gain on investments	(0.14)		—	—	—	—	—
Total distributions declared to shareholders	$(0.34)		$(0.40)	$(0.41)	$(0.36)	$(0.37)	$(0.40)
Net asset value, end of period (x)	$17.82		$16.77	$15.19	$13.18	$13.46	$12.84
Total return (%) (r)(s)(x)	8.38	(n)	13.21	18.50	0.42	7.83	0.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49	(a)	0.50	0.52	0.52	0.53	0.57
Expenses after expense reductions (f)	0.49	(a)	0.50	0.52	0.52	0.53	0.57
Net investment income	2.29	(a)	2.35	2.59	2.57	2.72	3.30
Portfolio turnover	20	(n)	53	23	24	32	56
Net assets at end of period (000 omitted)	$183,828		$160,246	$121,687	$109,575	$98,214	$104,557

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R1			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.75		$15.18	$13.17	$13.45	$12.83	$13.16
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22	$0.23	$0.22	$0.23	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	1.21		1.59	2.04	(0.29)	0.63	(0.30)
Total from investment operations	$1.32		$1.81	$2.27	$(0.07)	$0.86	$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.26)	$(0.21)	$(0.24)	$(0.29)
From net realized gain on investments	(0.14)		—	—	—	—	—
Total distributions declared to shareholders	$(0.26)		$(0.24)	$(0.26)	$(0.21)	$(0.24)	$(0.29)
Net asset value, end of period (x)	$17.81		$16.75	$15.18	$13.17	$13.45	$12.83
Total return (%) (r)(s)(x)	7.91	(n)	12.02	17.36	(0.58)	6.76	(0.04)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.50	1.52	1.52	1.53	1.57
Expenses after expense reductions (f)	1.49	(a)	1.50	1.52	1.52	1.53	1.57
Net investment income	1.29	(a)	1.36	1.58	1.56	1.71	2.29
Portfolio turnover	20	(n)	53	23	24	32	56
Net assets at end of period (000 omitted)	$17,325		$16,134	$17,900	$15,441	$17,670	$16,811

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R2			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.81		$15.23	$13.22	$13.50	$12.87	$13.20
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.30	$0.30	$0.29	$0.29	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	1.20		1.60	2.04	(0.28)	0.64	(0.31)
Total from investment operations	$1.36		$1.90	$2.34	$0.01	$0.93	$0.01
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.33)	$(0.29)	$(0.30)	$(0.34)
From net realized gain on investments	(0.14)		—	—	—	—	—
Total distributions declared to shareholders	$(0.30)		$(0.32)	$(0.33)	$(0.29)	$(0.30)	$(0.34)
Net asset value, end of period (x)	$17.87		$16.81	$15.23	$13.22	$13.50	$12.87
Total return (%) (r)(s)(x)	8.15	(n)	12.61	17.86	(0.08)	7.35	0.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.00	1.02	1.02	1.03	1.07
Expenses after expense reductions (f)	0.99	(a)	1.00	1.02	1.02	1.03	1.07
Net investment income	1.79	(a)	1.85	2.08	2.06	2.21	2.79
Portfolio turnover	20	(n)	53	23	24	32	56
Net assets at end of period (000 omitted)	$167,278		$162,091	$154,925	$151,437	$166,794	$152,115

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R3			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.78		$15.20	$13.19	$13.47	$12.85	$13.18
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.34	$0.34	$0.33	$0.32	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	1.20		1.60	2.04	(0.29)	0.64	(0.30)
Total from investment operations	$1.38		$1.94	$2.38	$0.04	$0.96	$0.04
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.37)	$(0.32)	$(0.34)	$(0.37)
From net realized gain on investments	(0.14)		—	—	—	—	—
Total distributions declared to shareholders	$(0.32)		$(0.36)	$(0.37)	$(0.32)	$(0.34)	$(0.37)
Net asset value, end of period (x)	$17.84		$16.78	$15.20	$13.19	$13.47	$12.85
Total return (%) (r)(s)(x)	8.30	(n)	12.92	18.20	0.17	7.55	0.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.75	0.77	0.77	0.78	0.82
Expenses after expense reductions (f)	0.74	(a)	0.75	0.77	0.77	0.78	0.82
Net investment income	2.05	(a)	2.11	2.32	2.31	2.46	3.00
Portfolio turnover	20	(n)	53	23	24	32	56
Net assets at end of period (000 omitted)	$229,504		$178,646	$192,389	$153,259	$160,057	$142,968

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R4			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.78		$15.21	$13.19	$13.47	$12.85	$13.18
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.38	$0.38	$0.36	$0.36	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	1.20		1.59	2.04	(0.28)	0.63	(0.31)
Total from investment operations	$1.40		$1.97	$2.42	$0.08	$0.99	$0.07
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.40)	$(0.36)	$(0.37)	$(0.40)
From net realized gain on investments	(0.14)		—	—	—	—	—
Total distributions declared to shareholders	$(0.34)		$(0.40)	$(0.40)	$(0.36)	$(0.37)	$(0.40)
Net asset value, end of period (x)	$17.84		$16.78	$15.21	$13.19	$13.47	$12.85
Total return (%) (r)(s)(x)	8.43	(n)	13.13	18.49	0.42	7.82	0.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49	(a)	0.50	0.52	0.52	0.53	0.57
Expenses after expense reductions (f)	0.49	(a)	0.50	0.52	0.52	0.53	0.57
Net investment income	2.30	(a)	2.34	2.64	2.56	2.71	3.27
Portfolio turnover	20	(n)	53	23	24	32	56
Net assets at end of period (000 omitted)	$211,997		$182,332	$125,421	$268,667	$291,138	$264,796

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R5			2013	2012 (i)

Net asset value, beginning of period	$16.77		$15.19	$14.30
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.40	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.19		1.59	0.91	(g)
Total from investment operations	$1.40		$1.99	$1.02
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.41)	$(0.13)
From net realized gain on investments	(0.14)		—	—
Total distributions declared to shareholders	$(0.35)		$(0.41)	$(0.13)
Net asset value, end of period (x)	$17.82		$16.77	$15.19
Total return (%) (r)(s)(x)	8.42	(n)	13.30	7.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.41	(a)	0.41	0.44	(a)
Expenses after expense reductions (f)	0.41	(a)	0.41	0.44	(a)
Net investment income	2.39	(a)	2.42	2.29	(a)(l)
Portfolio turnover	20	(n)	53	23
Net assets at end of period (000 omitted)	$26,491		$10,800	$107

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class 529A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.73		$15.16	$13.16	$13.44	$12.82	$13.15
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.33	$0.33	$0.31	$0.30	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	1.21		1.59	2.03	(0.28)	0.63	(0.31)
Total from investment operations	$1.38		$1.92	$2.36	$0.03	$0.93	$0.02
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.35)	$(0.36)	$(0.31)	$(0.31)	$(0.35)
From net realized gain on investments	(0.14)		—	—	—	—	—
Total distributions declared to shareholders	$(0.32)		$(0.35)	$(0.36)	$(0.31)	$(0.31)	$(0.35)
Net asset value, end of period (x)	$17.79		$16.73	$15.16	$13.16	$13.44	$12.82
Total return (%) (r)(s)(t)(x)	8.30	(n)	12.84	18.11	0.06	7.36	0.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.85	0.87	0.89	0.98	1.02
Expenses after expense reductions (f)	0.78	(a)	0.80	0.82	0.88	0.98	1.02
Net investment income	2.00	(a)	2.05	2.27	2.20	2.26	2.84
Portfolio turnover	20	(n)	53	23	24	32	56
Net assets at end of period (000 omitted)	$17,142		$15,581	$13,064	$9,758	$8,965	$8,228

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class 529B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.78		$15.20	$13.19	$13.46	$12.84	$13.17
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.21	$0.22	$0.21	$0.21	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	1.20		1.60	2.04	(0.28)	0.64	(0.31)
Total from investment operations	$1.31		$1.81	$2.26	$(0.07)	$0.85	$(0.06)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.25)	$(0.20)	$(0.23)	$(0.27)
From net realized gain on investments	(0.14)		—	—	—	—	—
Total distributions declared to shareholders	$(0.25)		$(0.23)	$(0.25)	$(0.20)	$(0.23)	$(0.27)
Net asset value, end of period (x)	$17.84		$16.78	$15.20	$13.19	$13.46	$12.84
Total return (%) (r)(s)(t)(x)	7.87	(n)	11.99	17.24	(0.60)	6.65	(0.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.60	1.62	1.62	1.63	1.67
Expenses after expense reductions (f)	1.54	(a)	1.55	1.57	1.61	1.63	1.67
Net investment income	1.24	(a)	1.31	1.54	1.47	1.61	2.19
Portfolio turnover	20	(n)	53	23	24	32	56
Net assets at end of period (000 omitted)	$2,402		$2,369	$3,095	$4,007	$4,828	$4,609

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class 529C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.85		$15.27	$13.25	$13.53	$12.90	$13.23
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.21	$0.22	$0.21	$0.21	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	1.20		1.60	2.05	(0.29)	0.65	(0.31)
Total from investment operations	$1.31		$1.81	$2.27	$(0.08)	$0.86	$(0.06)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.25)	$(0.20)	$(0.23)	$(0.27)
From net realized gain on investments	(0.14)		—	—	—	—	—
Total distributions declared to shareholders	$(0.25)		$(0.23)	$(0.25)	$(0.20)	$(0.23)	$(0.27)
Net asset value, end of period (x)	$17.91		$16.85	$15.27	$13.25	$13.53	$12.90
Total return (%) (r)(s)(t)(x)	7.84	(n)	11.97	17.26	(0.66)	6.69	(0.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.60	1.62	1.62	1.63	1.67
Expenses after expense reductions (f)	1.53	(a)	1.55	1.57	1.61	1.63	1.67
Net investment income	1.25	(a)	1.30	1.53	1.47	1.60	2.18
Portfolio turnover	20	(n)	53	23	24	32	56
Net assets at end of period (000 omitted)	$7,656		$6,989	$6,028	$5,091	$4,973	$4,100

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Total Return Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the

Notes to Financial Statements (unaudited) – continued

extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an

Notes to Financial Statements (unaudited) – continued

investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,912,873,158	$—	$—	$3,912,873,158
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	984,381,914	—	984,381,914
Non-U.S. Sovereign Debt	—	64,362,646	—	64,362,646
U.S. Corporate Bonds	—	483,543,724	—	483,543,724
Residential Mortgage-Backed Securities	—	758,585,135	—	758,585,135
Commercial Mortgage-Backed Securities	—	114,660,601	—	114,660,601
Asset-Backed Securities (including CDOs)	—	8,575,140	—	8,575,140
Foreign Bonds	—	201,419,281	—	201,419,281
Mutual Funds	335,966,409	—	—	335,966,409
Total Investments	$4,248,839,567	$2,615,528,441	$—	$6,864,368,008

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $26,846,994 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Notes to Financial Statements (unaudited) – continued

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $32,061,271 and a related liability of $32,576,528 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The liability for collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers,

Notes to Financial Statements (unaudited) – continued

and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not

Notes to Financial Statements (unaudited) – continued

perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/13
Ordinary income (including any short-term capital gains)	$127,400,078

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/14
Cost of investments	$5,688,096,203
Gross appreciation	1,221,468,543
Gross depreciation	(45,196,738)
Net unrealized appreciation (depreciation)	$1,176,271,805

As of 9/30/13
Undistributed ordinary income	7,588,526
Undistributed long-term capital gain	44,310,880
Other temporary differences	(9,447,565)
Net unrealized appreciation (depreciation)	823,199,344

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/14	Year ended 9/30/13	Six months ended 3/31/14	Year ended 9/30/13
Class A	$47,348,117	$95,698,620	$36,966,690	$—
Class B	1,763,525	4,526,965	2,228,939	—
Class C	5,807,112	11,789,351	7,074,755	—
Class I	2,055,347	3,453,649	1,448,279	—
Class R1	111,732	251,731	135,153	—
Class R2	1,499,550	3,108,354	1,331,831	—
Class R3	2,241,722	4,236,128	1,757,452	—
Class R4	2,331,283	3,837,284	1,624,013	—
Class R5	246,953	46,974	92,808	—
Class 529A	168,391	317,509	133,546	—
Class 529B	15,260	37,884	19,872	—
Class 529C	47,135	95,629	59,516	—
Total	$63,636,127	$127,400,078	$52,872,854	$—

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $6.3 billion of average daily net assets	0.35%
Average daily net assets in excess of $6.3 billion	0.34%

The management fee incurred for the six months ended March 31, 2014 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $642,202 and $5,075 for the six months ended March 31, 2014, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$5,664,522
Class B	0.75%	0.25%	1.00%	1.00%	1,354,963
Class C	0.75%	0.25%	1.00%	1.00%	4,367,369
Class R1	0.75%	0.25%	1.00%	1.00%	83,377
Class R2	0.25%	0.25%	0.50%	0.50%	410,762
Class R3	—	0.25%	0.25%	0.25%	264,082
Class 529A	—	0.25%	0.25%	0.24%	20,477
Class 529B	0.75%	0.25%	1.00%	1.00%	12,049
Class 529C	0.75%	0.25%	1.00%	1.00%	36,616
Total Distribution and Service Fees					$12,214,217

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2014, this rebate amounted to $121,956, $1,235, $2,655, $1,425, $690, $14, and $116 for Class A, Class B, Class C, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2014, were as follows:

Amount
Class A	$9,165
Class B	120,721
Class C	22,345
Class 529B	252
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on January 31, 2015, unless MFD elects to extend the waiver. For the six months ended March 31, 2014, this waiver amounted to $6,530 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31, 2014 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2014, were as follows:

	Fee	Waiver
Class 529A	$8,191	$4,096
Class 529B	1,205	603
Class 529C	3,662	1,831
Total Program Manager Fees and Waivers	$13,058	$6,530

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2014, the fee was $769,047, which equated to 0.0237% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do

Notes to Financial Statements (unaudited) – continued

not incur sub-accounting fees. For the six months ended March 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,884,682.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2014 was equivalent to an annual effective rate of 0.0073% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,209 and the Retirement Deferral plan resulted in an expense of $5,697. Both amounts are included in independent Trustees’ compensation for the six months ended March 31, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $87,850 at March 31, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $45,563 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $21,191 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,551, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$774,620,551	$661,994,221
Investments (non-U.S. Government securities)	$501,221,939	$590,020,417

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/14		Year ended 9/30/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,077,977	$245,235,640	28,587,194	$462,225,296
Class B	887,451	15,457,617	1,817,829	29,363,962
Class C	4,118,543	72,054,653	6,734,514	109,724,622
Class I	1,788,220	31,138,983	3,292,430	53,482,173
Class R1	64,816	1,126,436	142,348	2,272,583
Class R2	840,185	14,649,688	2,000,520	32,319,484
Class R3	3,641,192	63,523,614	2,622,978	42,281,654
Class R4	2,654,360	45,914,120	3,892,116	62,372,951
Class R5	907,662	15,775,817	654,694	10,906,838
Class 529A	82,608	1,440,879	176,141	2,814,514
Class 529B	10,486	182,953	15,927	255,439
Class 529C	33,864	593,886	70,818	1,131,300
	29,107,364	$507,094,286	50,007,509	$809,150,816

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/14		Year ended 9/30/13
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	4,506,421	$78,610,549	5,477,174	$87,322,887
Class B	211,026	3,679,586	262,015	4,154,060
Class C	574,618	10,063,248	551,090	8,809,130
Class I	175,826	3,067,153	174,926	2,801,697
Class R1	14,186	246,885	15,860	251,523
Class R2	143,735	2,512,833	173,195	2,765,582
Class R3	229,055	3,998,959	265,893	4,235,639
Class R4	198,989	3,474,840	216,627	3,467,673
Class R5	19,424	339,761	2,846	46,974
Class 529A	17,334	301,765	19,914	317,269
Class 529B	2,016	35,132	2,392	37,884
Class 529C	6,085	106,543	5,984	95,618
	6,098,715	$106,437,254	7,167,916	$114,305,936

Shares reacquired
Class A	(20,248,536)	$(352,372,731)	(45,049,721)	$(718,786,408)
Class B	(2,655,461)	(46,438,835)	(8,060,850)	(129,303,032)
Class C	(3,819,313)	(66,769,522)	(8,057,529)	(129,289,867)
Class I	(1,206,750)	(21,039,011)	(1,920,550)	(30,998,768)
Class R1	(69,081)	(1,198,300)	(374,542)	(5,925,846)
Class R2	(1,264,757)	(22,005,576)	(2,704,051)	(43,158,089)
Class R3	(1,648,809)	(28,754,142)	(4,897,623)	(78,578,597)
Class R4	(1,833,943)	(31,877,585)	(1,493,102)	(23,911,214)
Class R5	(84,893)	(1,480,592)	(20,495)	(339,003)
Class 529A	(67,246)	(1,169,859)	(126,666)	(2,020,297)
Class 529B	(19,046)	(333,391)	(80,740)	(1,286,883)
Class 529C	(27,305)	(480,053)	(56,914)	(919,064)
	(32,945,140)	$(573,919,597)	(72,842,783)	$(1,164,517,068)

Net change
Class A	(1,664,138)	$(28,526,542)	(10,985,353)	$(169,238,225)
Class B	(1,556,984)	(27,301,632)	(5,981,006)	(95,785,010)
Class C	873,848	15,348,379	(771,925)	(10,756,115)
Class I	757,296	13,167,125	1,546,806	25,285,102
Class R1	9,921	175,021	(216,334)	(3,401,740)
Class R2	(280,837)	(4,843,055)	(530,336)	(8,073,023)
Class R3	2,221,438	38,768,431	(2,008,752)	(32,061,304)
Class R4	1,019,406	17,511,375	2,615,641	41,929,410
Class R5	842,193	14,634,986	637,045	10,614,809
Class 529A	32,696	572,785	69,389	1,111,486
Class 529B	(6,544)	(115,306)	(62,421)	(993,560)
Class 529C	12,644	220,376	19,888	307,854
	2,260,939	$39,611,943	(15,667,358)	$(241,060,316)

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2014, the fund’s commitment fee and interest expense were $13,986 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	216,107,428	402,358,474	(315,076,021)	303,389,881

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$241,004	$303,389,881

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: May 13, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: May 13, 2014

*	Print name and title of each signing officer under his or her signature.